      AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JUNE 3, 1999


                                           REGISTRATION NO. 333-76831; 811-09255

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                            ------------------------

                                   FORM N-14


         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933    / /


                 PRE-EFFECTIVE AMENDMENT NO.                / /


                 POST-EFFECTIVE AMENDMENT NO. 1             /X/


                                      AND


     REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    / /



                        AMENDMENT NO. 3              /X/

                            ------------------------

                           WELLS FARGO VARIABLE TRUST

               (Exact Name of Registrant as specified in Charter)

                               111 CENTER STREET
                          LITTLE ROCK, ARKANSAS 72201
          (Address of Principal Executive Offices, including Zip Code)
                            ------------------------

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (800) 643-9691
                             RICHARD H. BLANK, JR.
                               C/O STEPHENS INC.
                               111 CENTER STREET
                          LITTLE ROCK, ARKANSAS 72201
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)
                            ------------------------

                                WITH A COPY TO:

                            ROBERT M. KURUCZA, ESQ.
                             MARCO E. ADELFIO, ESQ.
                            MORRISON & FOERSTER LLP
                          2000 PENNSYLVANIA AVE., N.W.
                             WASHINGTON, D.C. 20006

                                      AND

                            KATHLEEN K. CLARKE, ESQ.
                              SEWARD & KISSEL LLP
                               1200 G STREET, NW
                              WASHINGTON, DC 20005


    It is proposed that this filing will become effective (check appropriate box):



           /X/  Immediately upon filing pursuant to Rule 485(b), or



           / /  on                     pursuant to Rule 485(b)



           / /  60 days after filing pursuant to Rule 485(a)(1), or



           / /  on                     pursuant to Rule 485(a)(1)



           / /  75 days after filing pursuant to Rule 485(a)(2), or



           / /  on                     pursuant to Rule 485(a)(2)



    If appropriate, check the following box:



           / / This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                               EXPLANATORY NOTE

     This Post-Effective Amendment No. 1 to the Registration Statement of Wells Fargo Variable Trust is being filed to register the definitive forms of proxy/prospectus and statement of additional information for the Trust, and to make certain other non-material changes.

                              LIFE & ANNUITY TRUST
                               111 CENTER STREET
                          LITTLE ROCK, ARKANSAS 72201

                              NORWEST SELECT FUNDS
                              TWO PORTLAND SQUARE
                               PORTLAND, ME 04101


                                    June 1, 1999


Dear Valued Contract Holder:


    We are seeking your approval of a proposed reorganization of your Life & Annuity Trust Fund or Norwest Select Fund into a corresponding fund of Wells Fargo Variable Trust. These Funds offer shares to separate accounts of participating insurance companies. The proposed reorganization is part of a larger plan arising from the merger of Wells Fargo & Company and Norwest Corporation, which are the parent companies of the advisors to the Life & Annuity Trust and Norwest Select Funds. By consolidating the Funds, we expect to reduce management and administrative inefficiencies. We also expect to achieve increased investment leverage and market presence for the consolidated Funds, which we believe will be advantageous for Fund shareholders.


    WELLS FARGO BANK HAS AGREED TO PAY ALL EXPENSES OF THE REORGANIZATION SO THAT SHAREHOLDERS WILL NOT BEAR THESE COSTS.

    THE BOARDS OF TRUSTEES OF THE LIFE & ANNUITY TRUST AND NORWEST SELECT FUNDS HAVE UNANIMOUSLY APPROVED THE REORGANIZATION AND BELIEVE THAT IT IS IN THE BEST INTERESTS OF SHAREHOLDERS. THEY RECOMMEND THAT YOU APPROVE THE REORGANIZATION BY VOTING YOUR PROXY.


    Under the reorganization, each of the Life & Annuity Trust Funds and the Norwest Select Funds will transfer all of its assets and liabilities to a Wells Fargo Variable Trust Fund. We will refer to these funds as the LAT Funds, the NS Funds, and the WFVT Funds, and all of them together as the Funds. The following table lists the LAT Funds, the NS Funds, and the corresponding WFVT Funds that are part of the proposed reorganization. In one case, only an NS Fund is part of the reorganization.


-------------------------------------------------------------------------------------------

                                                                 will reorganize into
      LAT FUND                     NS FUND                            WFVT FUND
-------------------------------------------------------------------------------------------
  U.S. Government                Income Fund                     Corporate Bond Fund
  Allocation Fund
         --               ValuGrowth-SM- Stock Fund           Large Company Growth Fund
  Strategic Growth         Small Company Stock Fund                 Small Cap Fund
        Fund

WHAT ARE THE BENEFITS OF THE PROPOSED REORANIZATION?

    - The asset size of the combining Funds will increase substantially; thus we expect the reorganization will result in greater investment leverage and market presence.

    - The reorganization will result in operating efficiencies for the Funds.


    - The combining Funds will have compatible objectives or improved investment strategies.


    - Wells Fargo Bank will pay all of the costs of the reorganization.

You do not need to make any changes to your investments now. We are confident you will be pleased with the choices in the new fund family.

Please read the enclosed proxy materials and consider the information provided. We encourage you to complete and mail your proxy card promptly.


                                    Very truly yours,

                                    R. Greg Feltus          John Y. Keffer
                                    R. Greg Feltus          John Y. Keffer
                                    President               President
                                    Life & Annuity Trust    Norwest Select Funds

                              LIFE & ANNUITY TRUST
                               111 CENTER STREET
                          LITTLE ROCK, ARKANSAS 72201

                              NORWEST SELECT FUNDS
                              TWO PORTLAND SQUARE
                               PORTLAND, ME 04101

                   NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                          SCHEDULED FOR AUGUST 5, 1999


The participating insurance companies are owners of the Fund's shares. The insurance companies will vote their LAT Funds or their NS Funds as instructed by their contractholders, who are referred to in this statement as shareholders.


To the Shareholders of the LAT Funds and the NS Funds:


A special meeting of shareholders will be held on Thursday, August 5, 1999, at 10:00 a.m. (Eastern Time) at the offices of Morrison & Foerster, LLP, 2000 Pennsylvania Ave., N.W., Suite 5500, Washington, D.C., to consider the following:


1. A proposal to approve Agreements and Plans of Reorganization for the LAT Funds and the NS Funds. Under these Agreements, the LAT Funds and the NS Funds will transfer all of their assets to the corresponding WFVT Funds in exchange for shares of the WFVT Funds. These WFVT Fund shares would be distributed proportionately to the shareholders of the LAT Funds and NS Funds. The WFVT Funds also would assume the liabilities of the corresponding LAT Funds and NS Funds.

2.  Any other business that properly comes before the meeting.

Shareholders of record as of the close of business on May 6, 1999 are entitled to vote at the meeting and any related follow-up meetings.


WHETHER OR NOT YOU EXPECT TO ATTEND THE MEETING, PLEASE COMPLETE AND RETURN THE ENCLOSED PROXY CARD (VOTING INSTRUCTION CARD) OR VOTE ON THE INTERNET OR BY TELEPHONE.



                                          By Order of the Board of Trustees
                                          Richard H. Blank, Jr.
                                                             David I. Goldstein
                                          Secretary
                                                             Secretary
                                          Life & Annuity Trust


                                                             Norwest Select
                                                             Funds


June 1, 1999


              YOUR VOTE IS VERY IMPORTANT TO US REGARDLESS OF THE
              NUMBER OF SHARES THAT YOU OWNED ON THE RECORD DATE.

COMBINED PROXY STATEMENT/PROSPECTUS


May 25, 1999


LIFE & ANNUITY TRUST                           NORWEST SELECT FUNDS
111 CENTER STREET                              2 PORTLAND SQUARE
LITTLE ROCK, ARKANSAS 72201                    PORTLAND, ME 04101

--------------------------------------------------------------------------------

WHAT IS THIS DOCUMENT AND WHY DID WE SEND IT TO YOU?


    On March 25, 1999, the LAT Funds' and NS Funds' Boards of Trustees approved the reorganization of the Funds into new WFVT Funds. The reorganization is part of a larger plan to consolidate the Stagecoach Fund family with the Norwest Advantage Fund family, following last November's merger of their investment advisor's parent companies--Wells Fargo & Company and Norwest Corporation.



    This proxy statement and prospectus contains the information shareholders should know before voting on the proposed reorganization of the LAT Funds and NS Funds into the corresponding WFVT Fund. You should retain it for future reference.



HOW WILL THE REORGANIZATION WORK?


    The reorganization will involve three steps:

    - the transfer of the assets of the LAT Funds and the NS Funds to the corresponding WFVT Fund in exchange for shares of the WFVT Fund of equivalent value to the net assets transferred;

    - the pro rata distribution of the WFVT Fund's shares to the shareholders of record of the LAT Fund or NS Fund as of the effective date of the reorganization, in full redemption of those shareholders' shares in the LAT Fund or NS Fund; and

    - the immediate liquidation and termination of the LAT Fund or NS Fund.


    As a result of the reorganization, each shareholder of the LAT Funds or NS Funds will instead hold shares of the corresponding WFVT Fund having the same total value as the shares of the LAT Fund or NS Fund immediately before the reorganization. The reorganization will not affect the total value of the participating insurance company's investment or your rights under your variable contract. If a majority of the shares of one of the LAT Funds or NS Funds do not approve the reorganization, that Fund will not participate in the reorganization and the LAT Fund or NS Fund will not be terminated. In such a case, the LAT Fund or NS Fund will continue its operations and its Trustees will consider what further action is appropriate.


WILL THE MERGER AFFECT MY CONTRACT RIGHTS?

    The participating insurance companies have advised us that as contract owners in an annuity, you will continue to receive income payments according to the option you have chosen under the contract prospectus. The merger will not affect your contract rights, except that your variable payments will depend on the performance of the WFVT Fund instead of the LAT Fund or NS Fund.

IS ADDITIONAL INFORMATION ABOUT THE FUNDS AVAILABLE?

    Yes, additional information about the Funds is available in the:

    - Prospectuses for the LAT Funds, NS Funds and WFVT Funds;

    - Management's Discussion of Fund Performance which is included in the LAT Funds' and NS Funds' Annual Reports to shareholders; and

    - Statements of Additional Information, or SAIs, for the Funds.

    All of this information is in documents filed with the Securities and Exchange Commission. The prospectuses and Management's Discussion of Fund Performance are legally deemed to be part of this proxy statement/prospectus. The SAI to this proxy statement/prospectus is also legally deemed to be part of this document.

    The WFVT Funds' Prospectuses accompany this statement. The LAT Funds' and NS Funds' Prospectuses and annual reports to shareholders, which contain audited financial statements for the most current fiscal year have been previously mailed to shareholders. Copies of all this information, including the SAIs, are available upon request without charge by writing to or calling:

       Wells Fargo Variable Trust
       P.O. Box 7066
       San Francisco, CA 94120-7066
       1-800-552-9612


You also may view or obtain these documents from the SEC:



In person:         At the SEC's Public Reference Room in Washington, DC
By phone:          1-800-SEC-0330
By mail:           Public Reference Section
                   Securities and Exchange Commission
                   Washington, DC 20549-6009
                   (duplicating fee required)
On the Internet:   www.sec.gov



There are Agreements and Plans of Reorganization between the LAT Funds and the NS Funds, on one hand, and the WFVT Funds, on the other hand, that describe the technical details of how the reorganization will be accomplished. Copies of the Agreements and Plans are available free of charge by writing to or calling the address or toll-free number above.


OTHER IMPORTANT THINGS TO NOTE:

    - An investment in the WFVT Funds is not a deposit in Wells Fargo Bank or any other bank and is not insured or guaranteed by the FDIC or any other government agency.

    - You may lose money by investing in the Funds.

    - The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                               TABLE OF CONTENTS


                                                                            PAGE
                                                                            ----
Proposal : Approval of Reorganization of LAT and NS Funds.................     7
Summary...................................................................     8
  Comparison of Current Fees..............................................     8
  Comparison of Investment Objectives and Strategies......................    10
  Common Risk Considerations..............................................    13
  Comparison of Shareholder Services and Procedures.......................    14
  Comparison of Investment Advisers and Investment Advisory Fees..........    14
  Comparison of Other Service Providers and Related Fees..................    14
  Federal Income Tax Consequences.........................................    14
  Comparison of Business Structures.......................................    15
  Comparison of Policies..................................................    15
Information About the Proposed Transaction................................    16
Exhibit A: Comparison of Investment Objectives and Strategies.............   A-1
Exhibit B: Comparison of Shareholder Services and Procedures..............   B-1
Exhibit C: Comparison of Investment Advisers and Investment Advisory
  Fees....................................................................   C-1
Exhibit D: Comparison of Other Service Providers..........................   D-1
Exhibit E: Comparison of Business Structures..............................   E-1

PROPOSAL: APPROVAL OF REORGANIZATION OF LAT AND NS FUNDS


    On March 25, 1999, the Boards of Trustees of the LAT Funds and NS Funds unanimously voted to approve the reorganization, subject to approval by the Funds' shareholders. Under the reorganization, the LAT Funds and the NS Funds will transfer their assets to the corresponding WFVT Funds and the WFVT Funds will assume the liabilities of the LAT Funds and NS Funds. Following the transfer of assets, shares of each WFVT Fund will be distributed to shareholders of each corresponding LAT Fund or NS Fund. You will receive shares of a comparable class of the WFVT Fund equal to the value of your share of the net assets of each LAT Fund or NS Fund in which you were invested. If approved by shareholders, the reorganization is expected to occur in September, 1999.


    The Trustees concluded that participation in the proposed reorganization is in the best interests of the LAT Funds and NS Funds and their shareholders. The Trustees also concluded that the proposed reorganization would not dilute shareholders' economic interests. In reaching this conclusion, the Trustees considered, among other things:


    1. The comparison of the investment objectives and strategies of the WFVT Funds with those of the LAT Funds and NS Funds.



    2. The investment and market leverage that the WFVT Funds will achieve as part of the reorganization because of the increased asset size of the combining Funds.


    3.  The improved operating efficiencies of the combined Funds.


    4. The expenses of the reorganization, all of which will be borne by Wells Fargo Bank.


    5. The potential for improved performance of the WFVT Funds as compared to the LAT Funds and NS Funds, based on a larger asset base and the selection of successful portfolio managers with better track records for the WFVT Funds.

    6. The expense ratios of the LAT Funds and NS Funds as compared to the corresponding WFVT Funds.


    For a more complete discussion of the factors considered by the Boards in approving the reorganization, see page 18.

                                    SUMMARY


    The following summary highlights significant differences between the LAT Fund and NS Fund that you own today and the corresponding WFVT Fund that you will own after the reorganization. This summary is not complete and does not contain all of the information that you should consider before voting on the reorganization of the Funds. For more complete information, please read this entire document and the enclosed Fund prospectuses.


COMPARISON OF CURRENT FEES


    After the reorganization, the projected operating expense ratios for the LAT Funds and NS Funds will change from the current ratios. For the NS Funds, the changes are due primarily to a new distribution fee, or Rule 12b-1 fee, that is intended to improve the scope or quality of services provided to shareholders. For the LAT Funds, the new distribution, or Rule 12B-1 fee, will replace a shareholder servicing fee. Wells Fargo Bank, as investment advisor to the WFVT Funds, however, has agreed to fee waivers or expense reimbursements for one year so that the operating expense ratios will be at or closer to the current expense ratios. Wells Fargo Bank also has agreed to seek the WFVT Funds' Trustees approval of any reduction in the fee waivers or expense reimbursements.



    These tables describe the fees and expenses that you may pay if you buy and hold shares of a Fund. The fees in this table do not reflect separate account fee information and, if these fees were reflected, the Funds' operating expenses would be higher than those shown. The examples are intended to help you compare the costs of investing in the Funds with the cost of investing in other mutual funds.



WFTV CORPORATE BOND FUND



                                     LAT
                               U.S. Government              NS                   WFVT
                                  Allocation           Income Fund          Corporate Bond
Annual Fund Operating Expenses (expenses that are deducted from fund assets)
Management fee                      0.45%                 0.60%                 0.45%
Distribution (Rule 12b-1
fee)                                0.00%                 0.00%                 0.25%
Other expenses                      0.78%                 0.73%                 0.67%
Total Annual Fund Operating
Expenses (Gross)                    1.23%                 1.33%                 1.37%
Waiver                              0.24%                 0.73%                 0.47%
Net Annual Fund Operating
Expenses                            0.99%                 0.60%                 0.90%



EXAMPLE OF EXPENSES:



    You would pay the following expenses on a $10,000 investment assuming that the Funds have a 5% annual return, that Fund operating expenses remain the same, and that you redeem your shares at the end of each period. Your actual costs may be higher or lower than those shown.



                                     LAT
                               U.S. Government              NS                   WFVT
                                  Allocation           Income Fund          Corporate Bond
One Year                            $ 101                 $  61                 $  92
Three Year                          $ 367                 $ 349                 $ 388
Five Year                           $ 653                 $ 659                 $ 705
Ten Year                            $1,467                $1,538                $1,605

WFVT SMALL CAP FUND



                                     LAT                    NS
                                  Strategic           Small Company              WFVT
                                    Growth                Stock               Small Cap
Annual Fund Operating Expenses (expenses that are deducted from fund assets)
Management fee                      0.60%                 0.80%                 0.75%
Distribution (Rule 12b-1
fee)                                0.00%                 0.00%                 0.25%
Other expenses                      12.84%                0.71%                 1.14%
Total Annual Fund Operating
Expenses (Gross)                    13.44%                1.51%                 2.14%
Waiver                              12.34%                0.71%                 0.94%
Net Annual Fund Operating
Expenses                            1.10%                 0.80%                 1.20%



EXAMPLE OF EXPENSES:



    You would pay the following expenses on a $10,000 investment assuming that the Fund has a 5% annual return and that Fund operating expenses remain the same, and that you redeem your shares at the end of each period. Your actual costs may be higher or lower than those shown.



                                     LAT                    NS
                                  Strategic           Small Company              WFVT
                                    Growth                Stock               Small Cap
One Year                            $ 112                 $  82                 $  122
Three Year                          $2,674                $ 407                 $ 579
Five Year                           $4,822                $ 756                 $1,063
Ten Year                            $8,793                $1,741                $2,398



WFVT LARGE COMPANY GROWTH FUND



                                                           WFVT
                                      NS              Large Company
                             ValuGrowth-SM- Stock         Growth
Annual Fund Operating Expenses (expenses that are deducted from fund assets)
Management fee                      0.80%                 0.75%
Distribution (Rule 12b-1
fee)                                0.00%                 0.25%
Other expenses                      0.45%                 0.76%
Total Annual Fund Operating
Expenses (Gross)                    1.25%                 1.42%
Waiver                              0.45%                 0.42%
Net Annual Fund Operating
Expenses                            0.80%                 1.00%

EXAMPLE OF EXPENSES:



    You would pay the following expenses on a $10,000 investment assuming that the Fund has a 5% annual return and that Fund operating expenses remain the same, and that you redeem your shares at the end of each period. Your actual costs may be higher or lower than those shown.



                                                             NS                 WFVT
                                                       ValuGrowth-SM-      Large Company
                                                           Stock               Growth
One Year                                                   $  82               $ 102
Three Year                                                 $ 352               $ 408
Five Year                                                  $ 643               $ 736
Ten Year                                                   $1,472              $1,666



COMPARISON OF INVESTMENT OBJECTIVES AND STRATEGIES



    The following is a comparison of the investment objectives and strategies of each LAT Fund and NS Fund and the corresponding WFVT Fund. A more detailed comparison of the Funds investment objectives and strategies can be found in Exhibit A. You can find additional information about a Fund in its prospectus and SAI.



    Because the WFVT Corporate Bond Fund and Large Company Growth Fund have different investment objectives and strategies from the corresponding LAT Fund and NS Fund, the proposed reorganization may cause significant portfolio turnover or some additional transaction expenses due to the WFVT Funds' disposal of securities that are incompatible with the objectives of the Funds.

WFVT CORPORATE BOND FUND

Comparison of:        LAT U.S. GOVERNMENT ALLOCATION             WHICH WILL REORGANIZE INTO
                      FUND                                       WFVT CORPORATE
                      AND                                        BOND FUND
                      NS INCOME FUND

-------------------------------------------------------------------------------------------

        FUND                      OBJECTIVE                       PRINCIPAL STRATEGY
--------------------------------------------------------------------------------------------
LAT U.S. GOVERNMENT   Seeks over the long-term a high     The Fund allocates and reallocates
  ALLOCATION FUND     level of total return, including    assets among long-term U.S.
                      net realized and unrealized         Treasury bonds, intermediate-term
                      capital gains and net investment    U.S. Treasury notes, and
                      income, consistent with reasonable  short-term money market
                      risk.                               instruments. This strategy is
                                                          based on the premise that asset
                                                          classes are at times undervalued
                                                          or overvalued in comparison to one
                                                          another and that investing in
                                                          undervalued asset classes offers
                                                          better long-term, risk-adjusted
                                                          returns.
NS INCOME FUND        Seeks stable current income and     The Fund invests in a diversified
                      competitive total return over an    portfolio of fixed and variable
                      interest-rate cycle.                rate U.S. Dollar denominated debt
                                                          securities. These securities cover
                                                          a broad spectrum of U.S. issuers,
                                                          including U.S. Government
                                                          securities, mortgage- and
                                                          asset-backed securities and the
                                                          debt securities of financial
                                                          institutions, corporations, and
                                                          others.
WFVT CORPORATE BOND   Seeks a high level of current       The Fund invests in corporate debt
  FUND                income, consistent with reasonable  securities of any maturity with
                      risk.                               attractive yields based on current
                                                          economic conditions. The Fund
                                                          generally maintains an average
                                                          portfolio maturity of 10-15 years.

WFVT LARGE COMPANY GROWTH FUND

Comparison of:        NS VALUGROWTH-SM- STOCK FUND               WHICH WILL REORGANIZE INTO
                                                                 WFVT LARGE COMPANY
                                                                 GROWTH FUND


-------------------------------------------------------------------------------------------

        FUND                       OBJECTIVE                      PRINCIPAL STRATEGY
--------------------------------------------------------------------------------------------
NS VALUGROWTH-SM-     Seeks long-term capital              The Fund invests in medium- and
  STOCK FUND          appreciation.                        large-capitalization companies
                                                           that appear to have above-average
                                                           growth characteristics and appear
                                                           to be undervalued. The Fund
                                                           considers the quality of a
                                                           company's management, the
                                                           existence of a leading or domi-
                                                           nant position in a major
                                                           productive line or market, the
                                                           soundness of the company's
                                                           financial position, and the
                                                           maintenance of a relatively high
                                                           rate of return on invested
                                                           capital and shareholder's equity.
WFVT LARGE COMPANY    Seeks long-term capital              The Fund invests in common stocks
  GROWTH FUND         appreciation.                        of large, high-quality domestic
                                                           companies that the Adviser
                                                           believes possess superior growth
                                                           potential.

WFVT SMALL CAP FUND

Comparison of:        LAT STRATEGIC GROWTH FUND                  WHICH WILL REORGANIZE INTO
                      AND                                        WFVT SMALL CAP FUND
                      NS SMALL COMPANY STOCK FUND


-------------------------------------------------------------------------------------------

        FUND                       OBJECTIVE                      PRINCIPAL STRATEGY
--------------------------------------------------------------------------------------------
LAT STRATEGIC GROWTH  Seeks to provide investors with an   The Fund actively manages a
  FUND                above-average level of capital       broadly diversified equity
                      appreciation.                        portfolio of companies expected
                                                           to have strong growth in
                                                           revenues, earnings and assets.
                                                           The Fund selects a range of
                                                           companies from different industry
                                                           groups, with the majority of its
                                                           holdings consisting of
                                                           established growth companies,
                                                           turnaround or acquisition
                                                           candidates, or attractive larger
                                                           capitalization companies.
NS SMALL COMPANY      Seeks long-term capital              The Fund primarily invests in the
  STOCK FUND          appreciation.                        common stock of small- and
                                                           medium-size domestic companies
                                                           that have a market capitalization
                                                           well below that of the average
                                                           company in the Standard & Poor's
                                                           500 Index.
WFVT SMALL CAP FUND   Seeks above-average long-term        The Fund invests in equity
                      capital appreciation.                securities of domestic companies
                                                           whose market capitalization falls
                                                           within the range of the Russell
                                                           2000 Index, which is considered a
                                                           small capitalization index. The
                                                           Fund will sell the stock of any
                                                           company whose market capitali-
                                                           zation exceeds the range of this
                                                           Index for 60 days. Unlike the LAT
                                                           Fund or the NS Fund, the Fund
                                                           also invests in foreign small-cap
                                                           companies. The Fund buys stocks
                                                           that the Adviser believes have
                                                           above-average prospects for
                                                           capital growth, or that may be
                                                           involved in new or innovative
                                                           products, services and processes.


COMMON RISK CONSIDERATIONS


    This section will help you understand the main risks of investing in the WFVT Funds. The LAT Funds, the NS Funds and the WFVT Funds are subject to substantially similar investment risks. The following discussion describes the principal risks that may affect the Funds' portfolios as a whole. You will find additional descriptions of specific risks for a particular Fund in the LAT Funds', NS Funds', or WFVT Funds' Prospectuses.

    EQUITY SECURITIES. The Funds that invest in equity securities are subject to equity market risk. This is the risk that stock prices will fluctuate and can decline and reduce the value of a Fund's portfolio. Certain types of stock and certain individual stocks selected for a Fund's portfolio may underperform or decline in value more than the overall market. Currently, the equity markets, as measured by the S&P 500 Index and other commonly used indexes, are trading at or close to record levels. There can be no guarantee that these levels will continue. The Funds that invest in smaller companies and in foreign companies (including investments made through ADR's and similar instruments) are subject to additional risks, including less liquidity and greater price volatility. A Fund's investments in foreign companies are also subject to special risks associated with international investing, including currency, political, regulatory and diplomatic risks.



    DEBT SECURITIES. The Funds that invest in debt securities, such as notes and bonds are subject to credit risk and interest rate risk. Credit risk is the possibility that an issuer of an instrument will be unable to make interest payments or repay principal. Changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value. Interest rate risk is the risk that interest rates may increase, which will reduce the resale value of securities in a Fund's investments, including U.S. Government obligations. Debt securities with longer maturities are generally more sensitive to interest rate changes than those with shorter maturities. Changes in market interest rates do not affect the rate payable on debt securities held in a Fund, unless the securities have adjustable or variable rate features, which can reduce interest rate risk. Changes in market interest rates may also extend or shorten the duration of certain types of instruments, such as asset-backed securities, and affect their value and the return on your investment. Investments in lower-rated securities, also known as "junk bonds", may have more interest rate and credit risk than higher-rated debt securities.


    YEAR 2000 RISK. The Funds' principal service providers have advised the Funds that they are working on the necessary changes to their computer systems to avoid any system failure based on an inability to distinguish the year 2000 from the year 1900 and that they expect their systems to be adapted in time. There can, of course, be no assurance of success. In addition, the Year 2000 problem may adversely affect the issuers of securities in which the Funds invest, which, in turn, may adversely affect the Funds' NAV.

COMPARISON OF SHAREHOLDER SERVICES AND PROCEDURES


    The WFVT Funds have substantially similar or improved shareholder services and procedures compared to the LAT Funds and the NS Funds. For additional information, see Exhibit B.


COMPARISON OF INVESTMENT ADVISERS AND INVESTMENT ADVISORY FEES


    Wells Fargo Bank, a wholly-owned subsidiary of Wells Fargo & Company, serves as investment advisor for each of the LAT Funds and WFVT Funds. Norwest Investment Management, Inc., a wholly-owned subsidiary of Wells Fargo & Company, serves as investment advisor for the NS Funds. Some of the Funds utilize the services of different sub-advisors. For more information on the advisors, sub-advisors and advisory fees for the LAT Funds, NS Funds and WFVT Funds, see Exhibit C.


COMPARISON OF OTHER SERVICE PROVIDERS AND RELATED FEES


    For a comparison of the service providers for the LAT Funds, NS Funds and WFVT Funds, see Exhibit D.



FEDERAL INCOME TAX CONSEQUENCES



    The reorganization will not result in any tax consequences for contract holders.

COMPARISON OF BUSINESS STRUCTURES


    The LAT Funds are series of Life and Annuity Trust, which is organized as a Delaware business trust. The NS Funds are series of Norwest Select Funds, which is organized as a Delaware business trust. The WFVT Funds are series of Wells Fargo Variable Trust, which is organized as a Delaware business trust. The responsibilities, powers and fiduciary duties of the Trustees of the LAT Funds, NS Funds and WFVT Funds are substantially similar. WFVT Fund shareholders will have more limited voting rights than shareholders of the LAT Funds and the NS Funds. For more information on the comparison of business structures of the Funds, see Exhibit E.


COMPARISON OF POLICIES


    After the reorganization, the WFVT Funds will have fewer "fundamental" policies, which can only be changed by a shareholder vote that restricts the Funds' ability to respond to new developments and changing trends in the marketplace and the WFVT Funds will have more modern and streamlined investment policies. Investment policies can limit a portfolio manager from investing in a security that is consistent with the investment objective of a fund and otherwise a good investment. The reasons for changing some of these investment policies are to adopt uniform investment policies for similarly managed Funds in the WFVT Fund family, to remove restrictions that unnecessarily hamper a portfolio manager's investment discretion, and to conform the WFVT Funds' investment policies to the flexibility currently allowed under Federal and state law.



    The WFVT Funds' investment objectives will not be classified as fundamental, which means that the Board can change them without shareholder approval. There is no current plan to change any of the Funds' investment objectives. By eliminating the need for shareholder approval, the Funds can better respond to changing conditions and can save the Funds and their shareholders money by eliminating the need to solicit proxies to obtain shareholder approval.

                   INFORMATION ABOUT THE PROPOSED TRANSACTION

INTRODUCTION


    This proxy statement/prospectus is provided to you to solicit your vote for use at a Meeting to approve the reorganization of the LAT Funds and NS Funds into the WFVT Funds. The Meeting will be held at the offices of Morrison & Foerster, LLP, 2000 Pennsylvania Ave., N.W., Washington, D.C. on August 5, 1999. This Statement and the enclosed proxy card are being mailed to shareholders of the LAT Funds and NS Funds on or about June 1, 1999.


    Any shareholder may revoke a proxy once the proxy is given. A shareholder desiring to revoke a proxy must either submit to the appropriate LAT Fund or NS Fund a later dated proxy, deliver to the appropriate LAT Fund or NS Fund a written notice of revocation, or otherwise give written notice of revocation in person at the Meeting. All properly executed proxies received in time for the Meeting will be voted as specified in the proxy, or, if no specification is made, FOR the proposal.

    Only shareholders of record on May 6, 1999 will be entitled to notice of and vote at the Meeting. Each share as of the close of business on May 6, 1999 is entitled to one vote. As of the record date, the participating insurance companies, on behalf of the separate accounts, were shareholders of record of the LAT Funds and NS Funds. The insurance companies will vote shares of the LAT Funds and NS Funds held by them in accordance with voting instructions received from contract owners for whose accounts the shares are held. For the LAT Funds, approval of the reorganization plan requires the affirmative vote of at least two-thirds of the outstanding shares of each fund and all Funds. For the NS Funds, approval of the reorganization plan requires the lesser of (a) 67% or more of the voting shares present at the Meeting, if the holders of more than 50% of the outstanding voting shares of the Funds are present or represented by proxy; or (b) more than 50% of the outstanding voting shares of the Funds.


    You have voting rights in relation to the account value maintained in the participating insurance company sub-accounts. You do not have voting rights in relation to the account value maintained in any fixed allocations or relation to fixed or adjustable annuity payments.


    The participating insurance companies will vote shares of the underlying mutual funds or portfolios in which the sub-accounts invest in the manner directed by contractholders. Contractholders give instructions equal to the number of shares represented by the sub-account units attributable to their annuity.

    The participating insurance companies will vote the shares attributable to assets held in the sub-accounts solely for the participating insurance companies rather than on behalf of contractholders, or any shares as to which the participating insurance companies have not received instructions, in the same manner and proportion as the shares for which the participating insurance companies have received instructions. The participating insurance companies will do so separately for each sub-account from various classes that may invest in the same underlying mutual fund portfolio.

    The number of votes for an underlying mutual fund or portfolio will be determined as of the record date for the underlying mutual fund or portfolio as chosen by its board of trustees. The participating insurance companies will furnish contractholders with proper forms and proxies to enable them to instruct the participating insurance companies how to vote.

    The election inspectors will count votes at the Meeting if cast by proxy or in person. The election inspectors will count:

    - votes cast "for" approval of a proposal to determine whether sufficient affirmative votes have been cast; and


    - abstentions to determine whether a quorum is present at the Meeting, but not to determine whether the proposal has been approved.

    The LAT Funds' and NS Funds' Trustees know of no matters other than the proposal discussed in this statement that will be brought before the Meeting. If, however, any other matters properly come before the Meeting, it is the Trustees' intention that proxies will be voted on such matters based on the judgment of the persons named in the enclosed form or proxy.


    In addition to the solicitation of proxies by mail or expedited delivery service, the Boards of Trustees of the LAT Funds and the NS Funds may solicit proxies in person or by telephone. Wells Fargo Bank will reimburse upon request persons holding shares as nominees for their reasonable expenses in sending soliciting material to their principals.


TERMS OF THE PROPOSED TRANSACTION

    At the effective time of the reorganization, the WFVT Funds will acquire all of the assets and liabilities of the corresponding LAT Funds and NS Funds shown in the table below in exchange for shares of the WFVT Funds.

-------------------------------------------------------------------------------------------

                                                                   will reorganize into
            LAT FUND                        NS FUND                      WFVT FUND
-------------------------------------------------------------------------------------------
U.S. Government Allocation Fund           Income Fund               Corporate Bond Fund
               --                  ValuGrowth-SM- Stock Fund     Large Company Growth Fund
     Strategic Growth Fund         Small Company Stock Fund           Small Cap Fund

    The LAT Funds have an agreement with the WFVT Funds specifying the terms and conditions of the reorganization. The NS Funds have a substantially similar agreement with the WFVT Funds. In this discussion, we will refer to these agreements as the reorganizations plans. The WFVT Funds will assume all the liabilities of the corresponding LAT Funds and NS Funds. Each WFVT Fund will issue the number of full and fractional shares determined by dividing the net value of all the assets of each respective LAT Fund and NS Fund by the net asset value of one share of the respective WFVT Fund. The reorganization plans provide the times for and methods of determining the net value of the LAT Funds' and NS Funds' assets and the net asset value of a share of the WFVT Funds.


    The LAT Funds and NS Funds will distribute the WFVT Fund shares to its shareholders in liquidation of the LAT Funds and NS Funds. Specifically, shareholders of record of each LAT Fund and NS Fund will be credited with shares of the WFVT Fund corresponding to the LAT Fund and NS Fund shares that the shareholders hold of record at the effective time of the reorganization. The LAT Funds and NS Funds will redeem and cancel their outstanding shares, will wind up the affairs, and terminate the Funds as soon as is reasonably possible after the reorganization. If a majority of the shares of a LAT Fund or a NS Fund do not approve the reorganization, that LAT or NS Fund will not be terminated. In such a case, the LAT Fund or NS Fund will continue its operations and its Trustees will consider what further action is appropriate.


    Completion of the reorganization is subject to certain conditions set forth in the reorganization plans. The parties may terminate the reorganization plans by mutual consent and either party has the right to terminate the reorganization plans under certain circumstances. Among other circumstances, either party to a plan may at any time terminate the plan unilaterally upon a determination by the party's Board that proceeding with the reorganization plan is not in the best interest of its shareholders.


    Copies of the reorganization plans are available upon request without charge by calling 1-800-552-9612.

REASONS BOARDS RECOMMEND REORGANIZATION



    At a meeting on March 25, 1999, the Trustees of the LAT Funds and the NS Funds unanimously approved the reorganization plans and determined based on all the facts, including the fact that advisory and other fees would increase for some funds, that the reorganization of the LAT Funds and the NS Funds into the WFVT Funds would be in the best interests of each Fund and its shareholders. At a meeting on March 26, 1999, the Trustees of the WFVT Funds unanimously approved the reorganization plans. The Trustees further determined that the interests of existing shareholders of each Fund would not be diluted upon the reorganization. The Trustees recommend approval of the reorganization for the following reasons:


REASONS BOARDS RECOMMEND REORGANIZATION

    - INVESTMENT LEVERAGE AND MARKET PRESENCE


    The reorganization is expected to result in greater investment leverage and market presence for the WFVT Funds. If the reorganization is approved, the WFVT Funds would have approximately $454 million in assets under management. Because of this increased asset base the WFVT Funds will have greater viability on a combined basis. Particularly with respect to fixed-income funds, fund investment opportunities increase as assets increase. In addition, fund portfolio managers may be able to take advantage of broader investment opportunities and lower trading costs.


    - IMPROVED OPERATING EFFICIENCIES

    The LAT Funds and NS Funds are combining their administrative functions. As a result, the WFVT Funds will be able to operate more efficiently by, among other things, having a combined Board of Trustees, administering a streamlined fund structure, reducing regulatory compliance burdens, enhancing brand identity, and furnishing one group of simplified prospectuses and marketing materials.

    - BETTER PORTFOLIO MANAGEMENT AND MORE FLEXIBLE INVESTMENT POLICIES

    The WFVT Funds are designed to have more successful portfolio managers with better track records. In addition, the WFVT Funds will have more flexible investment policies, which will allow the Funds to better respond to new developments and trends in the marketplace.

    - EXPENSES OF THE REORGANIZATION

    Well Fargo Bank has agreed to pay all of the expenses of the reorganization so that shareholders of the Funds will not bear these costs.

PERFORMANCE


    The following table shows the performance of the LAT Funds and NS Funds. For more information regarding the total returns of each of the Funds, see the "Financial Highlights" in the LAT Funds' and NS Funds' Prospectuses. Of course, past performance does not predict future results.



                     TOTAL RETURNS AS OF DECEMBER 31, 1998



                                                                     1 YR.     SINCE INCEPTION
                                                                   ----------  ----------------
LAT U.S. Government Allocation (4/94)                                5.86 %           5.86%
NS Income (6/94)                                                     9.12 %           7.94%

NS ValuGrowth-SM- (6/94)                                            16.18 %          17.57%

LAT Strategic Growth (5/98)                                           N/A            39.74%
NS Small Company Stock (5/95)                                       (14.47)%         10.26%

EXISTING AND PRO FORMA CAPITALIZATION

    The following tables set forth (i) the capitalization of the LAT Funds and NS Funds and (ii) the pro forma capitalization of the WFVT Funds as adjusted giving effect to the proposed acquisition of assets at net asset value:

             PRO FORMA CAPITALIZATION TABLE AS OF DECEMBER 31, 1998


                                                                                                         NET ASSET
LAT FUNDS AND NS FUNDS INTO                                                   TOTAL NET      SHARES        VALUE
WFVT FUNDS                                                                     ASSETS      OUTSTANDING   PER SHARE
--------------------------------------------------------------------------  -------------  -----------  -----------
  LAT U.S. Government Allocation Fund.....................................  $  34,731,209   3,401,100    $   10.21
  NS Income Fund..........................................................  $  22,198,871   1,935,702    $   11.47
PRO FORMA WFVT CORPORATE BOND FUND........................................  $  56,930,080   5,693,008    $   10.00*

  LAT Strategic Growth....................................................  $   1,203,829      86,345    $   13.94
  NS Small Company Stock Fund.............................................  $  13,294,779   1,221,621    $   10.88
PRO FORMA WFVT SMALL CAP FUND.............................................  $  14,498,608   1,332,251    $   10.88

  NS ValuGrowth Stock Fund................................................  $  35,815,996   1,798,215    $   19.92
PRO FORMA WFVT LARGE COMPANY GROWTH FUND..................................  $  35,815,996   3,581,600    $   10.00*



* Net asset value of $10.00 at inception because there is no historical accounting data of any accounting survivor.


FEES AND EXPENSES OF THE REORGANIZATION


    Wells Fargo Bank will pay all fees and expenses, including accounting, legal and printing expenses, portfolio transfer taxes (if any) or other similar expenses incurred in connection with the completion of the reorganization.


OUTSTANDING SHARES

    As of the Record Date, the LAT Funds and NS Funds had the following number of shares outstanding:


----------------------------------------------------------------------------------------------------------------

                 LAT FUNDS                    NUMBER OF SHARES OUTSTANDING                NS FUNDS
----------------------------------------------------------------------------------------------------------------
LAT U.S. Government Allocation Fund             3,654,775      2,198,917    NS Income Fund
                     --                                        1,789,552    NS ValuGrowth-SM- Stock Fund
LAT Strategic Growth Fund                        100,668       1,141,399    NS Small Company Stock Fund

INTEREST OF CERTAIN PERSONS IN THE TRANSACTION


    To the knowledge of the LAT Funds and NS Funds, the following persons owned of record or beneficially, 5% percent or more of the outstanding shares of each of LAT Fund and/or NS Fund:



                                                 AS OF APRIL 30, 1999
----------------------------------------------------------------------------------------------------------------------
                                                                                     PERCENTAGE    PERCENTAGE OF FUND
FUND                                           NAME AND ADDRESS                        OF FUND        POST-CLOSING
--------------------------  ------------------------------------------------------  -------------  -------------------
LAT US Government           AMERICAN SKANDIA LIFE                                        99.98%            62.09%
Allocation Fund             P.O. BOX 883
                            SHELTON CT 06484

LAT Strategic Growth        STEPHENS INC                                                 10.03%             0.80%
                            SEED MONEY
                            ATTN ACCOUNTING
                            111 CENTER STREET
                            LITTLE ROCK AR 72201

                            AMERICAN SKANDIA LIFE P.O. BOX 883                           89.97%             7.20%
                            SHELTON CT 06484

NS Income Fund              FORTIS BENEFITS INSURANCE CO                                 99.81%            37.00%
                            ATTN BRUCE FIEDLER W1511
                            P.O. Box 64271
                            ST PAUL MN 55164

NS ValuGrowth-SM- Stock     FORTIS BENEFITS INSURANCE CO                                 99.80%            99.80%
Fund                        ATTN BRUCE FIEDLER W1511
                            P.O. Box 64271
                            ST PAUL MN 55164

NS Small Company Stock      FORTIS BENEFITS INSURANCE CO                                   100%            92.00%
Fund                        ATTN BRUCE FIEDLER W1511
                            P.O. Box 64271
                            ST PAUL MN 55164

         EXHIBIT A--COMPARISON OF INVESTMENT OBJECTIVES AND STRATEGIES


WFVT CORPORATE BOND FUND

Comparison of:   LAT U.S. GOVERNMENT ALLOCATION           WHICH WILL REORGANIZE INTO
                 FUND                                     WFVT CORPORATE BOND FUND
                 AND
                 NS INCOME FUND

OBJECTIVES:


LAT U.S.           -  seeks over the long-term a high level of total return, including net
  GOVERNMENT       realized and unrealized capital gains and net investment income,
  ALLOCATION FUND     consistent with reasonable risk.
NS INCOME FUND     -  seeks stable current income and competitive total return over an interest-rate cycle.
WFVT CORPORATE     -  seeks a high level of current income, consistent with reasonable
  BOND FUND           risk.

INVESTMENT STRATEGIES:

LAT U.S.           The Fund allocates and reallocates assets among long-term U.S. Treasury
  GOVERNMENT       bonds, intermediate-term U.S. Treasury notes, and short-term money
  ALLOCATION FUND  market instruments. This strategy is based on the premise that asset classes are at times undervalued or overvalued in comparison to one another and that investing in undervalued asset classes offers better long-term, risk-adjusted returns. The Fund normally invests at least 65%
                   of its total assets in Government obligations and 25% of its total assets in foreign obligations qualifying as money market investments.

                   The Fund has no minimum investment in any asset class and may invest substantially all of its assets in a single asset class. The allocation may shift at any time.

NS INCOME FUND     The Fund invests in a diversified portfolio of fixed and variable rate
                   U.S. Dollar denominated debt securities. These securities cover a broad spectrum of U.S. issuers, including U.S. Government securities, mortgage- and asset-backed securities and the debt securities of financial institutions, corporations, and others.
                   The Adviser attempts to increase the Fund's performance by applying various fixed income management techniques combined with fundamental economic, credit and market analysis while at the same time controlling total return volatility by targeting the Fund's duration within a narrow band around the Lipper Corporate A-Rated Debt Average. The Fund expects to maintain an average dollar-weighted maturity of between 3 and 15 years. Normally, the Fund's investments will have a duration of between
                   70% and 130% of the duration of the Lipper Corporate A-Rated Debt
                   Average. The Fund normally invests:
                   -  at least 80% of its assets in investment-grade debt securities, which are those securities rated within four highest rating categories, or, if unrated, of comparable quality;
                   -  up to 50% of its total assets in corporate securities, bonds, notes, and convertible securities; and
                   -  at least 30% of its total assets in U.S. Government securities.
                   The Fund limits its investments in mortgage-backed securities to 50% of its total assets and in other asset-backed securities to 25% of its total assets. The Fund also may invest up to 20% of its total assets in lower-rated securities.

WFVT CORPORATE     The Fund seeks a high rate of current income by actively managing a
  BOND FUND        diversified portfolio consisting primarily of corporate debt securities.
                   When purchasing these securities the Fund considers, among other things, the yield differences for various corporate sectors, and the current economic cycle's potential effect on the various types of bonds. The
                   Fund may invest in securities of any maturity. Under normal market conditions, the Fund expects to maintain a dollar-weighted average maturity for portfolio securities of between 10 and 15 years. The Fund also may invest in U.S. Government obligations.
                   Under normal market conditions, the Fund invests:
                   -  at least 65% of its total assets in corporate debt securities;
                   -  in U.S. Government obligations;
                   -  up to 25% of its total assets in debt securities that are below investment-grade; and
                   -  up to 25% of its total assets in securities of foreign issuers.

-------------------------------------------------------------------------------------------
                                                            PORTFOLIO MANAGERS
-------------------------------------------------------------------------------------------
LAT U.S. GOVERNMENT ALLOCATION FUND                       Asset Allocation Model
NS INCOME FUND                                            Marjorie H. Grace, CFA
                                                   N. Graham Allen, FCMA, John W. (Jack)
WFVT CORPORATE BOND FUND                          Burgess, Jacqueline A. Flippin, Daniel
                                                     Kokoska, CFA and Scott Smith, CFA

WFVT LARGE COMPANY GROWTH FUND
(Modeled on the NS ValuGrowth-SM- Stock Fund)

Comparison of:        NS VALUGROWTH-SM- STOCK             WHICH WILL REORGANIZE INTO
                      FUND                                WFVT LARGE COMPANY
                                                          GROWTH FUND

OBJECTIVES:


NS VALUGROWTH-SM- STOCK FUND             -  seeks long-term capital appreciation.
WFVT LARGE COMPANY GROWTH FUND           -  seeks long-term capital appreciation.


INVESTMENT STRATEGIES:

NS VALUGROWTH-SM-       The Fund invests primarily in medium- and large-capitalization
  STOCK FUND            companies that appear to have above-average growth characteristics and appear to be undervalued. The Fund considers such matters as the quality of a company's management, the existence of a leading or dominant position in a major product line or market, the soundness of the company's financial position, and the maintenance of a relatively high rate of return on invested capital and shareholder's equity.

                        The Fund may:
                        -  invest up to 20% of its total assets in securities of foreign companies;
                        -  write covered call options and purchase call options on equity securities to manage risk or enhance returns; and
                        -  invest in "special situations," which are companies that have the potential for significant future earnings growth but have not performed well in the recent past.
WFVT LARGE COMPANY      The Fund invests primarily in common stocks of large, high-quality
  GROWTH FUND           domestic companies that have superior growth potential. The Fund looks for companies that are attractively valued with fundamental characteristics that the Advisor believes are significantly better than the market average and support internal earnings growth capability. The Fund also may invest in the securities of companies whose growth potential the Advisor believes is generally
                        unrecognized or misperceived by the market. Under normal market conditions, the Fund invests:
                        -  at least 65% of its total assets in equity securities, including common and preferred stocks, and securities convertible into common stocks;
                        -  the majority of its total assets in issues of companies with market capitalization that is greater than the median of the Russell
                           1000 Index; and
                        -  up to 20% of its total assets in foreign companies through
                        American Depositary Receipts and similar instruments.

                        The Fund will normally limit its investment in a single issuer to
                        10% or less of its total assets. The Fund may hedge against currency risk in the portfolio by using foreign currency forward contracts.


-------------------------------------------------------------------------------------------

                                                            PORTFOLIO MANAGERS
-------------------------------------------------------------------------------------------
NS VALUGROWTH-SM- STOCK FUND                                Charlie Mayer, CFA
WFVT LARGE COMPANY GROWTH FUND                    John S. Dale, CFA and Gary E. Nussbaum

WFVT SMALL CAP FUND

Comparison of:        LAT STRATEGIC GROWTH FUND           WHICH WILL REORGANIZE INTO
                      AND                                 WFVT SMALL CAP FUND
                      NS SMALL COMPANY STOCK
                      FUND

OBJECTIVES:


LAT STRATEGIC GROWTH FUND      -  seeks to provide investors with an above-average level of capital appreciation.
NS SMALL COMPANY STOCK FUND    -  seeks long-term capital appreciation.
WFVT SMALL CAP FUND            -  seeks above average, long-term capital appreciation.


INVESTMENT STRATEGIES:

LAT STRATEGIC GROWTH FUND      The Fund actively manages a broadly diversified equity
                               portfolio of companies expected to have strong growth in
                               revenues, earnings and assets. The Fund selects a range of companies from different industry groups, with the majority of its holdings consisting of established growth companies, turnaround or acquisition candidates, or attractive larger capitalization companies. Under normal circumstances, the
                               Fund invests:
                               -  in at least 20 common stock issues spread across a number of different industry groups;
                               -  at least 65% of its assets in common stocks and
                               securities which are convertible into common stocks that the
                                  Advisor believes have better-than-average prospects to
                                  increase in value;
                               -  up to 40% of its assets in initial public offerings
                               and/or small and newer equity issues;
                               -  up to 65% of its assets in companies whose market
                                  capitalization at the time the Fund buys their stock is
                                  within the capitalization range of the companies listed
                                  on the Russell Midcap/TM/ Index;
                               -  up to 15% of its assets in emerging markets; and
                               -  up to 15% of its assets in certain call and put options.

NS SMALL COMPANY STOCK FUND    The Fund primarily invests in the common stock of small- and medium-size domestic companies that have a market
                               capitalization well below that of the average company in the
                               Standard & Poor's 500 Index.

                               In selecting securities for the Fund, the Adviser seeks
                               securities with significant price appreciation potential and attempts to identify companies that show above-average
                               growth, as compared to long-term overall market growth. The
                               Fund invests in companies that may be in a relatively early stage of development or may produce goods and services that have favorable prospects for growth due to increasing demand or developing markets. Frequently, these companies have a
                               small management group and single product or product-line
                               expertise that the Adviser believes may result in an
                               enhanced entrepreneurial spirit and greater focus. The
                               Adviser believes that these companies may develop into
                               significant business enterprises and that an investment in these companies offers a greater opportunity for capital
                               appreciation than an investment in larger, more established companies.
WFVT SMALL CAP FUND            The Fund actively manages a diversified portfolio of common stocks issued by companies whose market capitalization falls within the range of the Russell 2000 Index. The Fund will
                               sell the stock of any company whose market capitalization
                               exceeds the range of this index for sixty consecutive days.

                               The Fund invests in the common stocks of domestic and
                               foreign companies that the Advisor believes have
                               above-average prospects for capital growth, or that are
                               involved in new or innovative products, services and
                               processes. Under normal market conditions, the Fund invests:
                               -  in an actively managed, broadly diversified portfolio of growth-oriented common stocks;
                               -  in at least 20 common stock issues spread across multiple industry groups and sectors of the economy;
                               -  up to 40% of its assets in initial public offerings or
                               recent start-ups and newer issues; and
                               -  no more than 25% of its assets in foreign companies
                               through American Depositary Receipts or similar issues.


-------------------------------------------------------------------------------------------

                                                            PORTFOLIO MANAGERS
-------------------------------------------------------------------------------------------
LAT STRATEGIC GROWTH FUND                          Chris Greene and Thomas Zeifang, CFA
NS SMALL COMPANY STOCK FUND                         Kenneth Lee and Thomas Zeifang, CFA
WFVT SMALL CAP FUND                                 Kenneth Lee and Thomas Zeifang, CFA

          EXHIBIT B--COMPARISON OF SHAREHOLDER SERVICES AND PROCEDURES


COMPARISON OF SHAREHOLDER SERVICES AND PROCEDURES

    The following is a summary comparison of the major shareholder policies and procedures of the LAT Funds, NS Funds and WFVT Funds. As you will see, the WFVT Funds have adopted substantially similar policies and procedures.

HOW DO SHAREHOLDERS INVEST IN THE FUNDS?


    As with the LAT Funds and NS Funds, you may purchase shares of the WFVT Funds through certain variable annuity contracts or VA Contracts and variable life insurance policies or VLI Policies offered by separate accounts of participating insurance companies. Individual holders of VA Contracts and VLI Policies are not the "shareholders" of or "investors" in the Funds. Rather, the participating insurance companies and their separate accounts are the shareholders or investors, although such companies will pass through voting rights to the holders of VA Contracts and VLI Policies. The Funds currently do not foresee any disadvantages to the holders of VA Contracts and VLI Policies arising from the fact that the interests of the holders of VA Contracts and VLI Policies may differ. Nevertheless, the Funds' Boards of Trustees monitor events in order to identify any conflicts that may arise and to determine what action, if any, should be taken in response to such conflicts. The VA Contracts and VLI Policies are described in the separate prospectuses issued by the participating insurance companies. The Funds assume no responsibility for such prospectuses. See the insurance companies' prospectuses for details about investing in the Funds.



DO THE FUNDS HAVE A DISTRIBUTION FEE?



    Currently, each LAT Fund charges a shareholder servicing fee that covers the cost of selling agents performing certain services for your account, such as preparing account statements, confirmations, answering questions about your account and other shareholder services. American Skandia currently provides these services. Instead of charging a shareholder servicing fee, the WF Fund will charge a distribution fee in the same amount. The distribution fee will be paid to American Skandia to help sell Fund shares, and to continue to provide shareholder services. Because WF Funds has replaced the shareholder servicing fee with the distribution fee, this change will not increase the Fund's operating expense ratios.



    The NS Funds currently charge neither a distribution fee nor a shareholder servicing fee. The addition of a distribution fee, or Rule 12B-1 fee, is intended to improve the scope or quality of services provided to shareholders. Fortis Benefits Insurance Co. currently provides these services for NS shareholders.


ARE THE FUNDS OPEN ON THE SAME DAYS?


    Yes, the Funds are open on the same days. Purchases and redemptions of shares of the LAT Funds, NS Funds and WFVT Funds may be made on any day that the New York Stock Exchange, or Exchange, is open for trading.


DO THE FUNDS DECLARE AND DISTRIBUTE DIVIDENDS THE SAME WAY?

    Yes. Each Fund is treated separately in determining the amounts of dividends of net investment income and distributions of capital gains payable to its shareholders. Dividends and distributions are automatically reinvested on the payment date for each shareholder's account in additional shares of the Fund that paid the dividend or distribution at NAV or are paid in cash at the election of the participating insurance company.

    The Funds pay dividends, if any, periodically, and make any capital gains distributions annually. The LAT Strategic Growth Fund and WFVT Corporate Bond Fund pay any dividends monthly. The WFVT Large Company Growth Fund pays any dividends quarterly. The LAT U.S. Government Allocation Fund,

NS Funds and WFVT Small Cap Fund pay any dividends annually. Participating insurance companies will be informed by January 31 about the amount and character of dividends and distributions.

ARE FUND SHARES PRICED THE SAME WAY?

    Yes. All Funds determine NAV per share by dividing the total market value of a Fund's net assets (i.e., the value of its securities and other assets less its liabilities) by the number of shares outstanding at the time the determination is made. Each Fund determines NAV at the close of each business day, which is the close of regular trading on the Exchange (4:00 pm Eastern time/3:00pm Central time/1:00pm Pacific time).

   EXHIBIT C--COMPARISON OF INVESTMENT ADVISORS AND INVESTMENT ADVISORY FEES



    Wells Fargo Bank serves as investment adviser for each of the LAT Funds and WFVT Funds. Wells Fargo Bank provides portfolio management and fundamental security analysis for the Funds. Wells Fargo Bank is located at 525 Market St., San Francisco, CA 94163. Wells Fargo Bank, founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. Wells Fargo Bank is a wholly-owned subsidiary of Wells Fargo & Company, a national bank holding company. As of December 31, 1998, Wells Fargo and its affiliates provided advisory services for over $202 billion in assets.



    Wells Capital Management Incorporated, or WCM, a wholly owned subsidiary of Wells Fargo Bank, is the sub-advisor for each of the LAT Funds and WFVT Funds, except the LAT U.S. Government Allocation Fund. In this capacity, it is responsible for the day-to-day investment management activities of the Funds. As of December 31, 1998, WCM provided advisory services for over $39.3 billion in assets.



    Norwest Investment Management, Inc. or NIM, which is now a wholly-owned subsidiary of Wells Fargo & Company, Norwest Center, Sixth Street and Marquette, Minneapolis, MN 55479, is the investment advisor for each NS Fund. In this capacity, NIM makes investment decisions for and administers the Funds' investment programs. As of December 31, 1998, NIM provided advisory services for over $29.9 billion in assets.



    Barclays Global Fund Advisors or BGFA, a wholly owned subsidiary of Barclays Global Investors, N.A., or BGI, and an indirect subsidiary of Barclays Bank PLC, is the sub-advisor for the LAT U.S. Government Allocation Fund. In this capacity, it is responsible for the model that is used to manage the investment portfolio and the selection of securities for the portfolio. BGFA, which is not affiliated with Wells Fargo Bank, was created from the reorganization of Wells Fargo Nikko Investment Advisors, a former affiliate of Wells Fargo Bank, and is one of the largest providers of index portfolio management services. As of December 31, 1998, BGI provided investment advisory services for $619 billion in assets.


    After the reorganization, WCM will serve as sub-advisor for the Funds, except WFVT Large Company Growth Fund. WFVT Large Company Growth Fund will be sub-advised by NIM.

    The following chart highlights the investment advisory fees charged to each LAT Fund, NS Fund and WFVT Fund.


                                                                            ADVISORY FEE
                                 FUND                                      (CONTRACTUAL)
LAT U.S. Government Allocation Fund                                            0.45%
NS Income Fund                                                                 0.60%
  WFVT CORPORATE BOND FUND                                                     0.45%
NS ValuGrowth-SM- Stock Fund                                                   0.80%
  WFVT LARGE COMPANY GROWTH FUND                                               0.55%
LAT Strategic Growth Fund                                                      0.60%
NS Small Company Stock Fund                                                    0.80%
  WFVT SMALL CAP FUND                                                          0.75%

                EXHIBIT D--COMPARISON OF OTHER SERVICE PROVIDERS


    The following is a list of service providers for the LAT Funds, NS Funds and WFVT Funds:


-------------------------------------------------------------------------------------------

                                                    SERVICE PROVIDERS
--------------------------------------------------------------------------------------------
          SERVICE                 LAT FUNDS            NS FUNDS             WFVT FUNDS
--------------------------------------------------------------------------------------------
Investment Adviser           Wells Fargo Bank.     NIM                Wells Fargo Bank
Subadvisor                   WCM and BGFA          NIM                WCM and Peregrine
                                                                      Capital
Distribution                 Stephens Inc.         Forum              Stephens Inc.
Administrator                Wells Fargo Bank      Forum              Wells Fargo Bank
Co-Administrator             Stephens Inc.
Custodian                    Wells Fargo Bank      Norwest Bank       Norwest Bank
Fund Accountant              Wells Fargo Bank      Forum              Forum
Transfer Agent and Dividend  Wells Fargo Bank      Norwest Bank       Boston Financial Data
Disbursing Agent                                                      Services, Inc.
Independent Auditors         KPMG LLP              KPMG LLP           KPMG LLP

                  EXHIBIT E--COMPARISON OF BUSINESS STRUCTURES


    The following information provides only a summary of the major differences between the organizational structure and governing documents of the Funds. The LAT Funds are series of Life and Annuity Trust, which is organized as a Delaware business trust. The NS Funds are series of Norwest Select Funds, which is organized as a Delaware business trust. The WFVT Funds are series of Wells Fargo Variable Trust, which is organized as a Delaware business trust.


    The responsibilities, powers and fiduciary duties of the Trustees of the LAT Funds, NS Funds and WFVT Funds are substantially similar. Under Delaware law, shareholders are entitled to vote only on matters required by the federal securities laws or under the Fund's organizational documents. Some shareholder voting rights will be changed as a result of the reorganization. For example, WFVT Fund shareholders will have the right to vote on reorganizations only if required under the federal securities laws. Certain shareholder rights, including the right to call special meetings for the purpose of removing Trustees and the right to remove Trustees, will not be affected by the reorganization.


    None of the Funds is required to hold annual meetings of shareholders. Shareholder meetings normally will be held only when specifically required by federal or state law.

    Except when a larger vote is required by law or by any provision of the Trust Instrument, the WFVT Funds, like the LAT Funds and NS Funds, require a majority of the shares voted in person at a meeting or by proxy to decide any question at a shareholder's meeting. Unless otherwise required by law, the LAT Funds, NS Funds and WFVT Funds require one-third of the shares entitled to vote on a matter to constitute a quorum for the transaction of business at a meeting of the shareholders of a Fund. The Funds can adjourn meetings by the majority vote of any lesser number than that sufficient for a quorum. Unlike the LAT Funds or NS Funds, WFVT Fund shareholders do not have the right to vote on proposed Fund reorganizations, unless otherwise required by law.

    The WFVT Fund shares have equal dividend, distribution, liquidation and voting rights, except that expenses related to the distribution of the shares of any class (and certain other expenses such as transfer agency and administration expenses) are borne solely by those shares. Generally. shares will be voted in the aggregate without reference to a particular series or class.

    The LAT Funds, NS Funds and WFVT Funds indemnify their officers and Trustees to the full extent permitted by law. This indemnification does not protect any such person against any liability to a Fund or any shareholder to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the satisfaction of such person's office.

                                        PART B

                         STATEMENT OF ADDITIONAL INFORMATION

           Acquisition of the assets of the Life & Annuity Trust Funds and
              Norwest Select Funds by and in exchange for shares of the
                    Wells Fargo Variable Trust as described below:


 LIFE & ANNUITY TRUST FUNDS           NORWEST SELECT FUNDS        WELLS FARGO VARIABLE TRUST
 111 CENTER STREET                    2 PORTLAND SQUARE           111 CENTER STREET
 LITTLE ROCK, AR  72211               PORTLAND, ME 04101          LITTLE ROCK, AR 72211
--------------------------------------------------------------------------------------------
                                                                    will reorganize into
         LAT FUND                          NS FUND                         WFVT FUND
--------------------------------------------------------------------------------------------
U.S. Government Allocation Fund          Income Fund                 Corporate Bond Fund
            -                      ValuGrowth-SM- Stock Fund       Large Company Growth Fund
   Strategic Growth Fund           Small Company Stock Fund             Small Cap Fund
--------------------------------------------------------------------------------------------


     This Statement of Additional Information or SAI relating to the proposed transfer of the assets of the LAT Funds and NS Funds to the WFVT Funds in exchange for shares of the WFVT Funds consists of this cover page and the following described documents, each of which is attached hereto or incorporated herein by reference:

     (1)  The SAIs for the WFVT Funds dated June 1, 1999.

     (2) Report of Independent Auditors and financial statements of the LAT Funds as of December 31, 1998.

     (3) Report of Independent Auditors and financial statements of the NS Funds as of December 31, 1998.

     (4) Unaudited pro forma combined financial information as of December 31, 1998. The pro forma financial statements give effect to the reorganization as if it had occurred for the periods presented.

     This SAI is not a prospectus and should be read in conjunction with the Funds' Prospectus, dated June 1, 1999. A Proxy/Prospectus Statement dated June 1, 1999 relating to the above referenced matter may be obtained without charge by calling 1-800-222-8222 or writing to Wells Fargo Variable Trust, 111 Center Street, Little Rock, AR 72201. This SAI relates to and should be read in conjunction with, such Proxy/Prospectus Statement.


     This SAI is dated June 1, 1999.

WELLS FARGO VARIABLE TRUST CORPORATE BOND FUND
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED) - DECEMBER 31, 1998


                                                                             LIFE & ANNUITY
                                                                               TRUST U.S.
                                                         NORWEST SELECT        GOVERNMENT            PRO FORMA           PRO FORMA
                                                           INCOME FUND       ALLOCATION FUND        ADJUSTMENTS          COMBINED
                                                        ----------------    -----------------      -------------      -------------
ASSETS
INVESTMENTS:
     In securities, at market value (see cost below)      $ 21,836,885        $ 34,599,799                            $ 56,436,684
     Cash                                                            0               4,166                                   4,166
Receivables:
     Interest                                                  329,981              90,133                                 420,114
     Fund shares sold                                           47,285             219,584                                 266,869
Due from advisor                                                     0                   0             4,128 (e)             4,128
Organization expenses, net of amortization                       4,128                   0            (4,128)(e)                 0
TOTAL ASSETS                                                22,218,279          34,913,682                              57,131,961
LIABILITIES
Payables:
     Distribution to shareholders                                    0             121,014                                 121,014
     Due to distributor                                              0               1,200                                   1,200
     Due to advisor                                              5,243              23,517                                  28,760
     Other                                                      14,165              36,742                                  50,907
TOTAL LIABILITIES                                               19,408             182,473                                 201,881
TOTAL NET ASSETS                                          $ 22,198,871        $ 34,731,209                            $ 56,930,080
NET ASSETS CONSIST OF:
     Paid-in capital                                      $ 21,787,593        $ 34,656,519                            $ 56,444,112
     Undistributed net investment income (loss)                  4,800                   0                                   4,800
     Undistributed net realized gain (loss)
        on investments                                          (5,049)             54,645           431,572 (a)           481,168
     Net unrealized appreciation (depreciation)
        of investments                                         411,527              20,045          (431,572)(a)                 0
TOTAL NET ASSETS                                          $ 22,198,871        $ 34,731,209                            $ 56,930,080
COMPUTATION OF NET ASSET VALUE
   AND OFFERING PRICE PER SHARE
NET ASSETS                                                $ 22,198,871        $ 34,731,209                            $ 56,930,080
Shares outstanding                                           1,935,702           3,401,100           356,206 (b)         5,693,008
Net asset value per share                                 $      11.47        $      10.21                            $      10.00

INVESTMENT AT COST                                        $ 21,425,358        $ 34,579,754           431,572 (a)      $ 56,436,684
-----------------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO VARIABLE TRUST CORPORATE BOND FUND
STATEMENT OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 1998 (UNAUDITED)

                                                                             LIFE & ANNUITY
                                                                               TRUST U.S.
                                                         NORWEST SELECT        GOVERNMENT            PRO FORMA           PRO FORMA
INVESTMENT INCOME                                          INCOME FUND       ALLOCATION FUND        ADJUSTMENTS          COMBINED
                                                        ---------------------------------------------------------------------------
  Interest                                                  $  962,171          $1,710,082                              $2,672,253
TOTAL INVESTMENT INCOME                                        962,171           1,710,082                               2,672,253

EXPENSES
  Advisory fees                                                 89,772             181,407             (67,680)(c)         203,499
  Administration fees                                           14,962              20,324              32,547 (c)          67,833
  Custody fees                                                   2,992                   0               6,052 (c)           9,044
  Distribution fees                                                  0              54,581             (54,581)(c)               0
  Portfolio accounting fees                                     44,000              31,392             (15,392)(c)          60,000
  Transfer agency fees                                          11,970              42,328             (43,668)(c)          97,966
  Organization costs                                             9,907                   0              (9,907)(c)               0
  Distribution Fees                                                  0                   0             113,055 (c)         113,055
  Legal and audit fees                                          17,864              23,827             (10,423)(c)          31,268
  Registration fees                                                  0               1,000                   0               1,000
  Directors' fees                                                  165              15,512              (9,248)(c)           6,429
  Shareholder reports                                            2,714                   0                (271)(c)           2,443
  Other                                                          4,570               2,846                (371)(c)           7,045
TOTAL EXPENSES                                                 198,916             373,217                                 599,583
Less:                                                                                    0
    Waived fees and reimbursed expenses fees                  (109,153)            (86,481)              3,050 (d)        (192,584)
NET EXPENSES                                                    89,763             286,736                                 406,999
NET INVESTMENT INCOME (LOSS)                                   872,408           1,423,346                               2,265,254

REALIZED AND UNREALIZED GAIN
 ON INVESTMENTS
  NET REALIZED GAIN (LOSS) ON SALE OF investments              227,141             508,242                 538 (a)         735,921
  NET CHANGE IN UNREALIZED appreciation
    (DEPRECIATION) OF INVESTMENTS                              208,640            (208,102)               (538)(a)               0
NET GAIN (Loss) ON INVESTMENTS                                 435,781             300,140                                 735,921
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                                  $1,308,189          $1,723,486                              $3,001,175
-----------------------------------------------------------------------------------------------------------------------------------

 * The Norwest Select Income Fund and Life & Annuity Trust U.S. Government Allocation Fund are merging to form the Wells Fargo Variable Trust Corporate Bond Fund. No historical data will be carried forward due to significant changes in the Funds' investment strategies.
(a) This merger is a taxable event for the Funds, all securities will be moved into the new fund with cost being equal to market value on the merger date, capital gains will be declared.
(b)  Reflects new shares issued, net of retired shares of the respective Funds.
(c) Reflects adjustment in expenses due to elimination of duplicate services or effect of purposed contract rate.
(d) Reflects a change in the amount Wells Fargo would have waived to keep the Fund at its purposed expense limit.
(e) Wells Fargo Bank will absorb the balance of unamortized organizational costs.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO VARIABLE TRUST - CORPORATE BOND FUND

PRO FORMA PORTFOLIO OF INVESTMENTS FOR LIFE & ANNUITY TRUST
U.S. GOVERNMENT ALLOCATION FUND AND NORWEST SELECT INCOME FUND(a)

                                                                                LIFE & ANNUITY TRUST
(UNAUDITED)    DECEMBER 31, 1998                                                   U.S. GOVERNMENT     NORWEST SELECT    PRO FORMA
                                                            INTEREST  MATURITY     ALLOCATION FUND      INCOME FUND      COMBINED
  PRINCIPAL    SECURITY DESCRIPTION                           RATE     DATE            VALUE(b)          VALUES(b)       VALUES(b)
               COMMERCIAL PAPER
$  500,000     Alabama Power Company                          5.35*%  11/15/03      $         0        $   499,755      $   499,755
   200,000     AMBAC, Inc.                                    9.38*     8/1/11                0            267,250          267,250
 1,272,000     American Express Credit Corporation            4.96*   03/03/99        1,261,224                  0        1,261,224
   200,000     American Home Products Corporation             7.25*     3/1/23                0            223,930          223,930
   400,000     Amoco Canada                                   7.25*    12/1/02                0            428,020          428,020
 1,026,000     Associates Corporation                         4.98*   01/28/99        1,022,044                  0        1,022,044
   200,000     Atlantic Richfield Company                     9.00*     4/1/21                0            263,224          263,224
 1,022,000     Campbell Soup Company                          5.21*   01/08/99        1,020,819                  0        1,020,819
   500,000     Case Corporation                               6.25*    12/1/03                0            497,055          497,055
   500,000     CIT Group, Inc.                                5.91*   11/23/05                0            503,325          503,325
   450,000     Clear Channel Communications, Inc.             7.25*   10/15/27                0            453,190          453,190
 1,044,000     Coca-Cola Company                              4.93*   03/03/99        1,035,208                  0        1,035,208
   200,000     Dillard Department Stores, Inc.                9.13*     8/1/11                0            246,562          246,562
   500,000     Ford Motor Credit Company                      5.13*   10/15/01                0            496,715          496,715
   185,000     General Electric Capital Corporation           7.88*    12/1/06                0            213,483          213,483
   200,000     Gruma SA de CV                                 7.63*   10/15/07                0            179,058          179,058
   125,000     Lehman Brothers Holdings                       6.63*   12/27/02                0            125,494          125,494
   250,000     Merck & Co, Inc.                               6.40*     3/1/28                0            267,272          267,272
   325,000     Morgan Stanley Dean Witter & Company           6.75*     1/1/16                0            339,079          339,079
   255,000     News America Holdings                          8.88*    4/26/23                0            309,397          309,397
   350,000     Oracle Corporation                             6.72*    2/15/04                0            364,189          364,189
   500,000     PNC Bank Corporation                           6.50*     5/1/08                0            528,560          528,560
   400,000     Royal Caribbean Cruises                        7.25*    8/15/06                0            410,036          410,036
   200,000     Tosco Corporation                              7.80*     1/1/27                0            218,734          218,734
   500,000     Tyco International Ltd.                        5.88*    11/1/04                0            501,780          501,780
 1,040,000     Walt Disney Company                            4.80*   03/26/99        1,028,352                  0        1,028,352
   500,000     Walt Disney Company                            5.25*    12/1/03                0            501,260          501,260
   500,000     Wisconsin Power & Light Company                5.70*   10/15/08                0            511,610          511,610
   250,000     Worldcom, Inc.                                 6.40*    8/15/05                0            259,227          259,227
   500,000     Yorkshire Power Finance                        6.15*    2/25/03                0            502,920          502,920
                                                                                    $ 5,367,647        $ 9,111,125      $14,478,772
               FOREIGN BONDS & NOTES
$  500,000     Province of British Columbia                   5.38%   10/29/08               $0        $   498,265      $   498,265
   500,000     Province of Ontario                            5.50     10/1/08                0            501,825          501,825
                                                                                    $         0          1,000,090        1,000,090
               MUNICIPAL NOTES
$  200,000     Denver, CO, City and County SD #1,
               Educational Facilities, Revenue Bonds,
               Taxable Pension, School Facilities Lease,
               AMBAC insured                                  6.49%   12/15/02      $         0        $   207,998      $   207,998

               U.S. GOVERNMENT AGENCY SECURITIES
$3,191,000     FFCB                                           4.77*%  08/05/99      $ 3,101,875                  0        3,101,875
   616,000     FFCB                                           5.06*   01/27/99          613,672                  0          613,672
   400,000     FHLB                                           5.63*   03/19/01                0            406,556          406,556
   300,000     FHLB                                           5.13*   09/15/03                0            300,534          300,534
 1,764,000     FHLMC                                          5.02*   02/05/99        1,755,182                  0        1,755,182
 3,120,000     FHLMC                                          4.90*   02/02/99        3,106,040                  0        3,106,040
 4,163,000     FHLMC                                          5.03*   02/05/99        4,142,166                  0        4,142,166
   300,000     FHLMC                                          7.10*   04/10/07                0            335,097          335,097
   900,000     FHLMC                                          5.75*   04/15/08                0            932,643          932,643
   234,784     FHLMC Pool D70924                              6.50*   05/01/26                0            236,691          236,691
   498,296     FHLMCPool E73249                               5.50*   11/01/13                0            492,690          492,690
   300,000     FNMA                                           6.50*   07/16/07                0            324,150          324,150
   500,000     FNMA                                           6.00*   05/15/08                0            528,940          528,940
 1,008,875     FNMA Pool 455607                               6.00*   12/01/28                0            996,890          996,890
   208,500     GNMA Pool 445071                               7.50*   01/15/27                0            215,147          215,147
   500,000     TVA                                            6.00*   03/15/13                0            524,360          524,360
                                                                                    $12,718,935        $ 5,293,698      $18,012,633
               U.S. TREASURY BONDS
$  200,000     U.S. Treasury Bonds                           11.25%   02/15/15      $         0        $   330,612      $   330,612
   300,000     U.S. Treasury Bonds                            8.88    02/15/19                0            427,392          427,392
 1,100,000     U.S. Treasury Bonds                            8.13    08/15/19        1,469,017                  0        1,469,017
   900,000     U.S. Treasury Bonds                            8.75    05/15/20        1,278,144                  0        1,278,144
   500,000     U.S. Treasury Bonds                            8.00    11/15/21          267,406            401,205          668,611
   250,000     U.S. Treasury Bonds                            7.13    02/15/23          308,085                  0          308,085
 1,000,000     U.S. Treasury Bonds                            7.50    11/15/24        1,295,940                  0        1,295,940
   650,000     U.S. Treasury Bonds                            6.88    08/15/25          787,820                  0          787,820
   800,000     U.S. Treasury Bonds                            6.50    11/15/26          930,248                  0          930,248
   500,000     U.S. Treasury Bonds                            6.13    11/15/27          559,685                  0          559,685
                                                                                    $ 6,896,345        $ 1,159,209      $ 8,055,554

               U.S. TREASURY BILLS
$9,623,000     U.S. Treasury Bills                            4.30*%  02/04/99      $ 9,582,923        $         0        9,582,923
    34,000     U.S. Treasury Bills                            3.89*   01/14/99           33,949                  0           33,949
                                                                                    $ 9,616,872        $         0      $ 9,616,872
               U.S. TREASURY NOTES
$  400,000     U.S. Treasury Notes                            7.88%    8/15/01      $         0        $   431,788      $   431,788
   400,000     U.S. Treasury Notes                            7.50    11/15/01                0            430,632          430,632
   300,000     U.S. Treasury Notes                            7.88    11/15/04                0            347,619          347,619
   700,000     U.S. Treasury Notes                           10.75     8/15/05                0            934,052          934,052
   700,000     U.S. Treasury Notes                            7.00     7/15/06                0            799,190          799,190
   400,000     U.S. Treasury Notes                            6.63     5/15/07                0            450,936          450,936
   650,000     U.S. Treasury Notes                            6.13     8/15/07                0            711,581          711,581
   500,000     U.S. Treasury Notes                            6.63     2/15/27                0            590,475          590,475
                                                                                    $         0        $ 4,696,273      $ 4,696,273
                SHORT-TERM INSTRUMENTS
$  368,492     Norwest Cash Investment Fund                                         $         0        $   368,492      $   368,492

               TOTAL INVESTMENTS IN SECURITIES                                      $34,599,799        $21,836,885      $56,436,684
               (Cost $56,436,684)

           (a) Due to different investment objectives, certain of these securities will be sold by the Investment Manager as part of the reorganization.
           (b) See historical financial statements and footnotes thereto of each of the Funds regarding valuation of securities.
            *  Yield to Maturity.

WELLS FARGO VARIABLE TRUST SMALL CAP FUND
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED) - DECEMBER 31, 1998

                                                          LIFE & ANNUITY      NORWEST SELECT
                                                         TRUST STRATEGIC      SMALL COMPANY          PRO FORMA          PRO FORMA
                                                           GROWTH FUND          STOCK FUND          ADJUSTMENTS         COMBINED
                                                        -----------------    ----------------      -------------       -----------
ASSETS
INVESTMENTS:
    In securities, at market value (see cost below)         $1,213,540         $13,029,081                             $14,242,621
    Cash                                                         2,730                   0                                   2,730
Receivables:
    Dividends and Interest                                           6              17,655                                  17,661
    Fund shares sold                                                 0             218,037                                 218,037
    Investment securities sold                                  26,743             109,372                                 136,115
Due from advisor                                                 3,981                   0                                   3,981
TOTAL ASSETS                                                 1,247,000          13,374,145                              14,621,145
LIABILITIES
Payables:
    Investment securities purchased                             26,159              64,939                                  91,098
    Fund shares redeemed                                            94                   0                                      94
    Due to distributor                                              38                   0                                      38
    Due to advisor                                                   0               4,033                                   4,033
    Other                                                       16,880              10,394                                  27,274
TOTAL LIABILITIES                                               43,171              79,366                                 122,537
TOTAL NET ASSETS                                            $1,203,829         $13,294,779                             $14,498,608
NET ASSETS CONSIST OF:
    Paid-in capital                                         $  965,224         $15,196,024                             $16,161,248
    Undistributed net realized gain (loss)
       on investments                                           73,583          (3,375,294)                             (3,301,711)
    Net unrealized appreciation (depreciation)
       of investments                                          165,022           1,474,049                               1,639,071
TOTAL NET ASSETS                                            $1,203,829         $13,294,779                             $14,498,608
COMPUTATION OF NET ASSET VALUE
  AND OFFERING PRICE PER SHARE
NET ASSETS                                                  $1,203,829         $13,294,779                             $14,498,608
Shares outstanding                                              86,345           1,221,621            24,285(a)          1,332,251
Net asset value per share                                   $    13.94         $     10.88                             $     10.88

INVESTMENT AT COST                                          $1,048,518         $11,555,032                             $12,603,550
----------------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO VARIABLE TRUST SMALL CAP FUND
STATEMENT OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 1998 (UNAUDITED)

                                                          LIFE & ANNUITY      NORWEST SELECT
                                                         TRUST STRATEGIC      SMALL COMPANY           PRO FORMA         PRO FORMA
INVESTMENT INCOME                                          GROWTH FUND          STOCK FUND            ADJUSTMENTS        COMBINED
                                                        ---------------------------------------------------------------------------
  Dividends                                                   $     36         $    72,559                             $    72,595
  Interest                                                       1,372              68,673                                  70,045
TOTAL INVESTMENT INCOME                                          1,408             141,232                                 142,640

EXPENSES
  Advisory fees                                                  2,251             101,914              (4,376)(b)          99,789
  Administration fees                                              263              12,740               6,955 (b)          19,958
  Custody fees                                                      63               2,548                  50 (b)           2,661
  Distribution fees                                                940                   0              32,323 (b)          33,263
  Portfolio accounting fees                                     16,371              44,000                (371)(b)          60,000
  Transfer agency fees                                             525              10,191              16,884 (b)          27,600
  Legal and audit fees                                          18,547              15,581              (8,532)(b)          25,596
  Registration fees                                              2,500                   0                   0               2,500
  Directors' fees                                                8,100                 156              (1,827)(b)           6,429
  Shareholder reports                                                0               1,137                (114)(b)           1,023
  Other                                                          1,487               4,673                (308)(b)           5,852
TOTAL EXPENSES                                                  51,047             192,940                                 284,671
Less:
      Waived fees and reimbursed expenses fees                 (46,920)            (91,022)             12,933 (c)        (125,009)
NET EXPENSES                                                     4,127             101,918                                 159,662
NET INVESTMENT INCOME (LOSS)                                    (2,719)             39,314                                 (17,022)

REALIZED AND UNREALIZED GAIN
 ON INVESTMENTS
  NET REALIZED GAIN (LOSS) ON SALE OF investments               78,925          (3,079,073)                             (3,000,148)
  NET CHANGE IN UNREALIZED appreciation
      (DEPRECIATION) OF INVESTMENTS                            165,022           1,006,437                               1,171,459
NET GAIN (Loss) ON INVESTMENTS                                 243,947          (2,072,636)                             (1,828,689)
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                                    $241,228         $(2,033,322)                            $(1,845,711)
-----------------------------------------------------------------------------------------------------------------------------------

 * The Norwest Select Small Company Stock Fund and Life & Annuity Trust Strategic Growth Fund are merging to form the Wells Fargo Variable Trust Small Cap Fund, historical data from the Norwest Select Small Company
     Stock Fund will be kept.
(a) Reflects new shares issued, net of retired shares of the respective Funds which are not accounting survivors.
(b) Reflects adjustment in expenses due to elimination of duplicate services or effect of purposed contract rate.
(c) Reflects a change in the amount Wells Fargo would have waived to keep the Fund at its purposed expense limit.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO VARIABLE TRUST - SMALL CAP FUND

PRO FORMA PORTFOLIO OF INVESTMENTS FOR LIFE & ANNUITY TRUST
STRATEGIC GROWTH FUND AND NORWEST SELECT SMALL COMPANY STOCK FUND(a)

                                                                  LIFE & ANNUITY TRUST      NORWEST SELECT
(UNAUDITED)     DECEMBER 31, 1998                                       STRATEGIC            SMALL COMPANY        PRO FORMA
                                                                       GROWTH FUND             STOCK FUND         COMBINED
  SHARES        SECURITY DESCRIPTION                                     VALUE(b)               VALUES(b)         VALUES(b)
                COMMON STOCK

                CAPITAL GOODS
     8,675      Brooks Automation, Incorporated                     $        0                 $   126,872       $   126,872
     3,200      Corn Products International, Incorporated                    0                      97,200            97,200
     3,550      MasTec, Incorporated                                         0                      74,550            74,550
     3,100      MotivePower Industries                                       0                      99,781            99,781
     6,050      United Stationers, Incorporated                              0                     157,300           157,300
     4,600      VWR Scientific Corporation                                   0                      79,925            79,925
     3,525      Zebra Technologies Corporation                               0                     101,344           101,344
                                                                    $        0                 $   736,972       $   736,972
                COMPUTER SOFTWARE
       500      Abovenet Communications Incorporated                $   10,500                 $         0       $    10,500
     7,650      Acxiom Corporation                                           0                     237,150           237,150
     1,425      Alpha Industries, Incorporated                               0                      51,300            51,300
       500      Broadvision Incorporated                                16,000                           0            16,000
       500      Cambridge Tech Partners Incorporated                    11,063                           0            11,063
     9,700      Ciber, Incorporated                                          0                     271,021           271,021
       250      Cisco Systems Incorporated                              23,203                           0            23,203
     3,800      Cohu, Incorporated                                           0                      83,600            83,600
     4,050      Computer Task Group, Incorporated                            0                     109,856           109,856
       300      Compuware Corporation                                   23,438                           0            23,438
     1,000      Intervu Incorporated                                    12,750                           0            12,750
       450      Keane Incorporated                                      17,972                           0            17,972
       700      Learning Company Incorporated                           18,156                           0            18,156
       400      Lycos Incorporated                                      22,225                           0            22,225
       500      Micromuse Incorporated                                   9,750                           0             9,750
     1,000      Phoenix International Limited                           14,750                           0            14,750
     1,000      Verio Incorporated                                      22,375                           0            22,375
       300      Veritas Software Company                                17,981                           0            17,981
                                                                    $  220,163                 $   752,927       $   973,090
                COMPUTER SYSTEMS
     1,000      FORE Systems Incorporated                           $   18,313                 $         0       $    18,313
       500      International Integration Incorporated                   8,500                           0             8,500
       400      ISS Group Incorporated                                  22,000                           0            22,000
       800      Neomagic Corporation                                    17,700                           0            17,700
       700      Power Integrations Incorporated                         17,544                           0            17,544
       200      Sanmina Corporation                                     12,500                           0            12,500
     2,000      SDL, Incorporated                                            0                      79,250            79,250
     7,150      Smart Modular Technologies Incorporated                 27,750                     142,912           170,662
    11,825      Systems & Computers Technology Corporation                   0                     162,594           162,594
       300      Verisign Incorporated                                   17,738                           0            17,738
                                                                    $  142,045                 $   384,756       $   526,801
                CONSUMER BASIC
    10,800      ACNielsen Corporation                               $        0                 $   305,100       $   305,100
    18,375      Foodmaker, Incorporated                                 16,547                     388,852           405,399
     4,100      Henry Schein, Incorporated                                   0                     183,475           183,475
    14,750      Ivex Packaging Corporation                                   0                     342,938           342,938
    10,225      Michael Foods, Incorporated                                  0                     306,750           306,750
     1,200      Mid Atlantic Medical Services                           11,775                           0            11,775
     4,850      QuadraMed Corporation                                        0                      99,425            99,425
    11,900      Rayovac Corporation                                          0                     317,581           317,581
     7,500      True North Communications, Incorporated                      0                     201,563           201,563
                                                                    $   28,322                 $ 2,145,684       $ 2,174,006
                CONSUMER DISCRETIONARY
    10,300      Central Garden & Pet Company                        $        0                 $   148,063       $   148,063
     4,785      CKE Restaurants, Incorporated                                0                     140,858           140,858
     7,500      Fresh Del Monte Produce, Incorporated                        0                     162,656           162,656
    10,500      Guitar Center, Incorporated                                  0                     258,563           258,563
    16,350      Musicland Stores Corporation                                 0                     244,228           244,228
       500      Office Depot Incorporated                               18,469                           0            18,469
    10,400      Oshkosh B'Gosh, Incorporated                                 0                     209,950           209,950
     8,925      Pep Boys - Manny, Moe & Jack                                 0                     140,011           140,011
    12,100      Rainforest Cafe, Incorporated                                0                      73,356            73,356
       500      Rite Aid Corporation                                    24,780                           0            24,780
                                                                    $   43,249                 $ 1,377,685       $ 1,420,934
                ELECTRONICS & RELATED
       500      Mettler-Toledo International Incorporated           $   14,030                 $         0       $    14,030
       400      SCI Systems Incorporated                                23,100                           0            23,100
       250      Teradyne Incorporated                                   10,594                           0            10,594
                                                                    $   47,724                 $         0       $    47,724


WELLS FARGO VARIABLE TRUST - SMALL CAP FUND

PRO FORMA PORTFOLIO OF INVESTMENTS FOR LIFE & ANNUITY TRUST
STRATEGIC GROWTH FUND AND NORWEST SELECT SMALL COMPANY STOCK FUND(a)

                                                                  LIFE & ANNUITY TRUST      NORWEST SELECT
(UNAUDITED)     DECEMBER 31, 1998                                       STRATEGIC            SMALL COMPANY        PRO FORMA
                                                                       GROWTH FUND             STOCK FUND         COMBINED
  SHARES        SECURITY DESCRIPTION                                     VALUE(b)               VALUES(b)         VALUES(b)
                ENERGY & RELATED
     7,000      AGL Resources, Incorporated                         $        0                 $   161,437       $   161,437
    10,275      Basin Exploration, Incorporated                              0                     129,080           129,080
     2,750      CILCORP, Incorporated                                        0                     168,266           168,266
    17,375      El Paso Electric Company                                     0                     152,031           152,031
     1,000      Friede Goldman International Incorporated               11,375                           0            11,375
     1,000      Global Industries Limited                                6,125                           0             6,125
    10,500      Ocean Energy, Incorporated                                   0                      66,281            66,281
       600      R & B Falcon Corporation                                 4,575                           0             4,575
     3,900      Sierra Pacific Resources                                     0                     148,200           148,200
                                                                    $   22,075                 $   825,295       $   847,370
                ENTERTAINMENT & LEISURE
     3,500      CEC Entertainment, Incorporated                     $        0                 $    97,125       $    97,125
     8,875      Family Golf Centers Incorporated                        21,725                     135,781           157,506
     7,300      HBO & Company                                                0                     209,419           209,419
     3,500      Sodak Gaming, Incorporated                                   0                      29,094            29,094
                                                                    $   21,725                 $   471,419       $   493,144
                FINANCE & RELATED
     5,675      BancWest Corporation                                $        0                 $   272,400       $   272,400
    23,925      Cash America International, Incorporated                     0                     363,361           363,361
     1,500      Coinstar Incorporated                                   16,125                           0            16,125
     5,275      Commercial Federal Corporation                               0                     122,314           122,314
       300      Countrywide Credit Industries Incorporated              15,056                           0            15,056
     9,575      Downey Financial Corporation                                 0                     243,564           243,564
       700      Envoy Corporation                                       40,775                           0            40,775
     4,898      FelCor Lodging Trust, Incorporated                           0                     112,960           112,960
     5,000      GBC Bancorp                                                  0                     128,750           128,750
     8,275      HCC Insurance Holdings, Incorporated                         0                     145,847           145,847
       600      Metris Companies Incorporated                           30,188                           0            30,188
    12,600      Sunstone Hotel Investors, Incorporated                       0                     118,913           118,913
     2,000      Towne Services Incorporated                             14,000                           0            14,000
     6,250      Webster Financial Corporation                                0                     171,484           171,484
     5,620      Westamerica BanCorporation                                   0                     206,535           206,535
                                                                    $  116,144                 $ 1,886,128       $ 2,002,272
                GENERAL BUSINESS
     1,600      Access Worldwide Commercial Incorporated            $   13,400                 $         0       $    13,400
       900      Administaff Incorporated                                22,500                           0            22,500
       700      Boron Lepore & Associates Incorporated                  24,150                           0            24,150
     1,000      Convergys Corporation                                   22,375                           0            22,375
     1,000      Cunningham Graphics International Incorporated          15,250                           0            15,250
       700      Ha-Lo Industries Incorporated                           26,338                           0            26,338
     3,400      Harman International Industries, Incorporated                0                     129,625           129,625
     2,500      Informix Corporation                                    24,688                           0            24,688
    12,825      Keystone Automotive Industies, Incorporated                  0                     268,523           268,523
       800      Metamor Worldwide Incorporated                          20,000                           0            20,000
     2,575      National Data Corporation                                    0                     125,370           125,370
       500      Network Appliance Incorporated                          22,500                           0            22,500
       600      Parexel International Corporation                       15,000                           0            15,000
       800      Profit Recovery Group Incorporated                      29,950                           0            29,950
     1,000      School Specialty Incorporated                           21,375                           0            21,375
    15,000      SCP Pool Corporation                                         0                     226,875           226,875
    15,050      Stericycle, Incorporated                                     0                     242,681           242,681
    10,375      Sykes Enterprises, Incorporated                              0                     316,438           316,438
    16,175      Tetra Tech, Incorporated                                     0                     437,736           437,736
       500      Young & Rubicam Incorporated                            16,188                           0            16,188
                                                                    $  273,714                 $ 1,747,248       $ 2,020,962
                HEALTHCARE
    11,700      American Retirement Corporation                     $        0                 $   183,544       $   183,544
     1,000      Anesta Corporation                                      26,625                           0            26,625
     5,375      Barr Laboratories, Incorporated                              0                     258,000           258,000
       600      Biochem Pharma Incorporated                             17,175                           0            17,175
       500      Biomatrix Incorporated                                  29,125                           0            29,125
       400      Centocor Incorporated                                   18,050                           0            18,050
       800      Closure Medical Corporation                             23,850                           0            23,850
       500      Coulter Pharmaceutical Incorporated                     15,000                           0            15,000
     1,000      Infocure Corporation                                    32,750                           0            32,750
    11,075      Maxxim Medical, Incorporated                                 0                     329,481           329,481
       800      Pharmaceutical Product Development                      24,050                           0            24,050
    22,600      PhyCor, Incorporated                                         0                     153,963           153,963
       700      PSS World Medical Incorporated                          16,100                           0            16,100
     1,000      QLT Phototherapeutics Incorporated                      22,750                           0            22,750
     1,000      Sonus Pharmaceuticals Incorporated                       6,750                           0             6,750
     3,325      Trigon Healthcare, Incorporated                              0                     124,064           124,064
                                                                    $  232,225                 $ 1,049,052       $ 1,281,277

WELLS FARGO VARIABLE TRUST - SMALL CAP FUND

PRO FORMA PORTFOLIO OF INVESTMENTS FOR LIFE & ANNUITY TRUST
STRATEGIC GROWTH FUND AND NORWEST SELECT SMALL COMPANY STOCK FUND(a)


                                                                  LIFE & ANNUITY TRUST      NORWEST SELECT
(UNAUDITED)     DECEMBER 31, 1998                                       STRATEGIC            SMALL COMPANY        PRO FORMA
                                                                       GROWTH FUND             STOCK FUND         COMBINED
  SHARES        SECURITY DESCRIPTION                                     VALUE(b)               VALUES(b)         VALUES(b)
                TELECOMMUNICATIONS
     8,200      COMSAT Corporation                                  $        0                 $   295,200       $   295,200
    11,075      International Telecommunication
                Data Systems Incorporated                                    0                     151,556           151,556
       500      Level One Communications Incorporated                   17,750                           0            17,750
       250      Panamsat Corporation                                     9,734                           0             9,734
       750      Star Telecommunications Incorporated                     9,140                           0             9,140
     8,475      Valassis Communications, Incorporated                        0                     437,522           437,522
                                                                    $   36,624                 $   884,278       $   920,902
                TRANSPORTATION
       700      Atlantic Coast Airlines Incorporated                $   17,500                 $         0       $    17,500
     5,250      Swift Transportation Company, Incorporated                   0                     147,164           147,164
       700      Wisconsin Central Transportation                        12,030                           0            12,030
                                                                    $   29,530                 $   147,164       $   176,694

                TOTAL COMMON STOCKS                                  1,213,540                  12,408,608        13,622,148

                SHORT-TERM INSTRUMENTS
   385,946      Fidelity Money Market Fund                          $        0                 $   385,946       $   385,946
   234,527      Provident Money Market Fund                                  0                     234,527           234,527
                                                                    $        0                 $   620,473       $   620,473

                TOTAL INVESTMENTS IN SECURITIES                     $1,213,540                 $13,029,081       $14,242,621
                (Cost $12,603,550)

            (a) Due to different investment objectives, certain of these securities will be sold by the Investment Manager as part of the reorganization.
            (b) See historical financial statements and footnotes thereto of each of the Funds regarding valuation of securities.

                         WELLS FARGO VARIABLE ANNUITY TRUST
                Notes to Pro Forma Financial Statements (Unaudited)

1.     BASIS OF COMBINATION

The accompanying unaudited Pro Forma Combining Portfolio of Investments and Statement of Assets and Liabilities and the Statement of Operations reflect the accounts of Norwest Select Funds ("Select") and Life & Annuity Trust ("LAT") for the year ended December 31, 1998. These statements have been derived from the annual reports of Advantage and Select.

There are no pro forma financial statements for The Wells Fargo Variable Trust Large Company Growth Fund because all of its net assets will come from the Norwest Select ValuGrowth Stock Fund.

The pro forma statements give effect to the proposed transfer of the assets and stated liabilities as follows:


 Life & Annuity Trust Fund                 Norwest Select Fund            Combined Fund
 --------------------------------------------------------------------------------------------------
    U.S. Government Allocation Fund        Income Fund                    Corporate Bond Fund

    Strategic Growth Fund                  Small Company Stock Fund       Small Cap Fund
 --------------------------------------------------------------------------------------------------

Under generally accepted accounting principles, the historical cost of the investment securities will be carried forward to the surviving entity. The pro forma combining statements have been prepared based upon the proposed structure of the new Wells Fargo Variable Annuity Trust (the "Trust") utilizing proposed fee data and historical data of the Select and LAT Funds (the "Predecessor Funds").

The Pro Forma Combining Portfolio of Investments, Statement of Assets and Liabilities and Statement of Operations should be read in conjunction with the historical financial statements of the Predecessor Funds.

For the year ended December 31, 1998, the pro forma adjusted investment advisory fees for the Funds are as follows:


          Fund                      % of Average Daily Net Assets
          ----                      ------------------------------
    Corporate Bond Fund                          0.45
    Large Company Growth Fund                    0.55
    Small Cap Fund                               0.75


For the year ended December 31, 1998, the pro forma adjusted administration fees were computed based on the annual rate of 0.15% of the average daily net assets of the Funds.

The pro forma adjusted transfer agency fees for the year ended December 31, 1998, were calculated on a per shareholder account basis.

For the year ended December 31, 1998, the pro forma distribution fees were computed based on an annual rate of 0.25%.

For the year ended December 31, 1998, the pro forma custody fees were computed based on an annual rate of 0.02%.

The pro forma adjustments to portfolio accounting and directors' fees reflect contracts of the Funds.

The pro forma adjustments to legal and audit, registration, and shareholder reports fees reflect the estimated differences resulting from having a single entity with a greater level of net assets and number of shareholders, savings due to economies of scale and decreases in certain expenses duplicated between the funds.

2.     PORTFOLIO VALUATION

Investments in securities in the pro forma financial statements are valued in accordance with the description of their respective prospectuses.

3.     CAPITAL SHARES

The Pro Forma Combining Statement of Assets and Liabilities assumes the issuance or reduction of shares of each of the Predecessor Funds merging into the Trust as if the reorganization had taken place on December 31, 1998, and is based on the net asset value of the surviving legal entity. The Corporate Bond Fund has no accounting survivor and its net asset value at inception will be $10.00. The pro forma number of shares of each of the consolidated funds is as follows:

            Fund                       Pro Forma Shares Outstanding
            ----                       ----------------------------
       Corporate Bond Fund                      5,693,008
       Small Cap Fund                           1,330,251


4.     INVESTMENT OBJECTIVE AND POLICIES

These statements do not reflect the effects of the proposed differing investment objectives and policies of certain of the Funds.

                                     PART C

ITEM 15. INDEMNIFICATION.


    Incorporated by reference to Item 25 of Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File Nos. 333-74283; 811-09255, filed June 3, 1999 (accession number 0000929624-99-001068).


ITEM 16. EXHIBITS.


(1) Incorporated by reference to Item 23, Exhibit (a) of Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File Nos. 333-74283; 811-09255, filed June 3, 1999 (accession number
    0000929624-99-001068).



(2) Not applicable.


(3) Not applicable.


(4) Forms of Agreements and Plans of Reorganization as Filed as Exhibit A to Part A are incorporated by reference to Registrant's Registration Statement on Form N-14 (File Nos. 333-6831; 811-09255, filed April 22, 1999.


(5) Not Applicable.


(6) Incorporated by reference to Item 23, Exhibits (d)(1), (d)(2)(ii), and
    (d)(2)(iii) of Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File Nos. 333-74283; 811-09255, filed June 3, 1999 (accession number 0000929624-99-001068).



(7) Incorporated by reference to Item 23, Exhibit (e) of Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File Nos. 333-74283; 811-09255, filed June 3, 1999 (accession number
    0000929624-99-001068).


(8) Not applicable.


(9) Incorporated by reference to Item 23, Exhibits (g)(1) and (2) of Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File Nos. 333-74283; 811-09255, filed June 3, 1999 (accession number 0000929624-99-001068).



(10) Incorporated by reference to Item 23, Exhibit (m) of Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File Nos. 333-74283; 811-09255, filed June 3, 1999 (accession number
    0000929624-99-001068).



(11) Incorporated by reference to Item 23, Exhibit (i) of Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File Nos. 333-74283; 811-09255, filed June 3, 1999 (accession number
    0000929624-99-001068).



(12) Opinion of KPMG LLP as to the tax consequences of the reorganization, to be Filed by Post-Effective Amendment at a reasonably prompt time after the closing date of the reorganization.



(13) Incorporated by reference to Item 23, Exhibit (h)(1), (2), and (3) Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File Nos. 333-74283; 811-09255, filed June 3, 1999 (accession number 0000929624-99-001068).



(14) Consent of Independent Auditors, filed herewith.


(15) Not applicable.

(16) Powers of Attorney. Filed herewith.

(17) Not applicable.

ITEM 17. UNDERTAKINGS.

(1) Not applicable.

(2) Not applicable.

                                   SIGNATURES



    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement on Form N-1A pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Amendment to be signed on its behalf by the undersigned, thereto duly authorized in the City of Little Rock, State of Arkansas, on the 3rd day of June, 1999.


                                WELLS FARGO VARIABLE TRUST

                                By:  /s/ RICHARD H BLANK, JR.
                                     -----------------------------------------
                                     Richard H. Blank, Jr.
                                     Secretary and Treasurer
                                     (Principal Financial Officer)


    Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement on Form N-1A has been signed below by the following persons on the 3rd day of June, 1999.



                                            SIGNATURES               TITLE
                                -----------------------------------  --------------------------

1)                              Principal
                                Executive Officer

                                /s/                                  Chairman and President
                                ---------------------------------
                                R. Greg Feltus

By:                             /s/ RICHARD H. BLANK, JR.
                                ---------------------------------
                                Richard H. Blank, Jr.
                                (Attorney-in-fact)

2)                              Principal Financial
                                and Accounting Officer

                                /s/ RICHARD H. BLANK, JR.            Secretary and Treasurer
                                ---------------------------------
                                Richard H. Blank, Jr.

3)                              A Majority of the Trustees

                                Robert C. Brown                      Trustee
                                Donald H. Burkhardt                  Trustee
                                Jack S. Euphrat                      Trustee
                                Thomas S. Goho                       Trustee
                                Peter G. Gordon                      Trustee
                                W. Rodney Hughes                     Trustee
                                Richard M. Leach                     Trustee
                                J. Tucker Morse                      Trustee
                                Timothy J. Penny                     Trustee
                                Donald C. Willeke                    Trustee

By:  /s/ RICHARD H. BLANK,
     JR.
     --------------------------
     Richard H. Blank, Jr.
     (Attorney-in-fact)

                               INDEX TO EXHIBITS


  EXHIBIT NUMBER    DESCRIPTION OF EXHIBIT

(14)                Independent Auditor's Consent
(16)                Powers of Attorney.